Protective Variable Life Separate Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective Variable Life Separate Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Life Separate Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Protective Variable Life Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS Asset Allocation Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the period from February 2, 2024 (commencement of operations) to December 31, 2024	For the period from February 2, 2024 (commencement of operations) to December 31, 2024
Calvert VP SRI Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 20, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Dimensional VA International Small Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

Dimensional VA US Large Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 26, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Initial Class	Not Applicable	For the period from July 19, 2024 (commencement of operations) to December 31, 2024	For the period from July 19, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Equity-Income Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin DynaTech VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Growth and Income VIP Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Value Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Strategic Income Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. S&P 500 Buffer Fund, December Series I	As of December 31, 2024	For the period from October 16, 2024 (commencement of operations) to December 31, 2024	For the period from October 16, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. S&P 500 Buffer Fund, June Series I	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 12, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Invesco V.I. S&P 500 Buffer Fund, March Series I	As of December 31, 2024	For the period from April 23, 2024 (commencement of operations) to December 31, 2024	For the period from April 23, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. S&P 500 Buffer Fund, September Series I	As of December 31, 2024	For the period from March 11, 2024 (commencement of operations) to December 31, 2024	For the period from March 11, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio,Institutional Shares	As of December 31, 2024	For the period from February 2, 2024 (commencement of operations) to December 31, 2024	For the period from February 2, 2024 (commencement of operations) to December 31, 2024

Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS Total Return Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF Global Real Estate Portfolio, Class II	Not Applicable	For the period from January 1, 2024 to December 6, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 6, 2024 (cessation of operations)
PIMCO All Asset Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Institutional Class	Not Applicable	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Short-Term Portfolio, Institutional Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Institutional Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Sustainable Leaders Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 11, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab S&P 500 Index Fund	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Templeton Developing Markets VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Aggressive Growth ETF Portfolio, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Aggressive Growth ETF Portfolio, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Balanced ETF Portfolio, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Conservative ETF Portfolio, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Conservative ETF Portfolio, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Growth ETF Portfolio, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Growth ETF Portfolio, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Moderate Growth ETF Portfolio, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
TOPS Moderate Growth ETF Portfolio, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Capital Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

Vanguard VIF Equity Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Equity Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Vanguard VIF International Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Short-Term Investment-Grade Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$9,599,664	$5,584,208	$39,385,450	$4,229,350	$2,556,580	$27,718,313	$13,052,475
Receivable from the Policies	1,793	355	29,406	709	2,336	19,331	1,437
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	9,601,457	5,584,563	39,414,856	4,230,059	2,558,916	27,737,644	13,053,912

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	1,793	355	29,406	709	2,336	19,331	1,437
Payable to the Company	-	14	10	39	-	40	3,338
Total liabilities	1,793	369	29,416	748	2,336	19,371	4,775

NET ASSETS	$9,599,664	$5,584,194	$39,385,440	$4,229,311	$2,556,580	$27,718,273	$13,049,137

Fair value per share (NAV)	$26.04	$25.65	$36.91	$36.37	$17.05	$127.47	$125.79
Shares outstanding in the Separate Account	368,651	217,708	1,067,067	116,287	149,946	217,450	103,764

(1) Investments in mutual fund shares, at cost	9,260,050	5,031,830	37,412,618	3,687,060	2,933,068	22,216,900	8,209,120

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio
ASSETS:
Investments at fair value (1)	$16,763,173	$3,251,514	$32,676,315	$2,078,868	$10,167,778	$5,370	$71,596
Receivable from the Policies	784	116	28,180	87	266	-	-
Receivable from the fund manager	-	-	-	-	-	7	-
Receivable from the Company	-	2	-	-	-	-	1
Total assets	16,763,957	3,251,632	32,704,495	2,078,955	10,168,044	5,377	71,597

LIABILITIES:
Payable to the Policies	-	-	-	-	-	7	-
Payable to the fund manager	784	116	28,180	87	266	-	-
Payable to the Company	29	-	19	10	374	-	-
Total liabilities	813	116	28,199	97	640	7	-

NET ASSETS	$16,763,144	$3,251,516	$32,676,296	$2,078,858	$10,167,404	$5,370	$71,597

Fair value per share (NAV)	$69.59	$17.75	$26.67	$26.33	$16.53	$16.48	$2.74
Shares outstanding in the Separate Account	240,885	183,184	1,225,209	78,954	615,111	326	26,130

(1) Investments in mutual fund shares, at cost	14,208,985	3,408,355	31,744,005	1,965,342	8,207,569	5,609	56,896

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
ASSETS:
Investments at fair value (1)	$113,662	$2,805,982	$19,505,474	$2,257,668	$212,491	$7,673,650	$3,080,446
Receivable from the Policies	-	-	16,341	50	-	10,694	70
Receivable from the fund manager	170	635	-	-	329	-	-
Receivable from the Company	7	-	12	-	-	-	-
Total assets	113,839	2,806,617	19,521,827	2,257,718	212,820	7,684,344	3,080,516

LIABILITIES:
Payable to the Policies	170	635	-	-	329	-	-
Payable to the fund manager	-	-	16,341	50	-	10,694	70
Payable to the Company	-	193	-	10	4	1	-
Total liabilities	170	828	16,341	60	333	10,695	70

NET ASSETS	$113,669	$2,805,789	$19,505,486	$2,257,658	$212,487	$7,673,649	$3,080,446

Fair value per share (NAV)	$24.43	$24.15	$27.69	$25.47	$16.35	$11.59	$13.65
Shares outstanding in the Separate Account	4,653	116,190	704,423	88,640	12,996	662,092	225,674

(1) Investments in mutual fund shares, at cost	106,938	2,257,132	19,879,929	2,163,891	203,269	7,910,609	3,166,652

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$1,492,596	$3,430,685	$628,141	$8,347,381	$63,770,786	$3,809,085	$437,865
Receivable from the Policies	-	3,965	-	3,152	2,610	162	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,492,596	3,434,650	628,141	8,350,533	63,773,396	3,809,247	437,865

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	3,965	-	3,152	2,610	162	-
Payable to the Company	-	-	-	6	43,212	5,740	-
Total liabilities	-	3,965	-	3,158	45,822	5,902	-

NET ASSETS	$1,492,596	$3,430,685	$628,141	$8,347,375	$63,727,574	$3,803,345	$437,865

Fair value per share (NAV)	$10.07	$32.55	$22.57	$8.97	$57.48	$26.36	$11.44
Shares outstanding in the Separate Account	148,222	105,397	27,831	930,589	1,109,443	144,502	38,275

(1) Investments in mutual fund shares, at cost	1,548,812	3,553,454	697,201	8,979,980	36,129,466	3,388,953	416,812

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$921,947	$6,953,348	$4,553,204	$76,612,960	$41,675,377	$9,620,348	$16,098,428
Receivable from the Policies	-	3,848	57,786	42,946	65,718	2,557	-
Receivable from the fund manager	-	-	-	-	-	-	62
Receivable from the Company	-	-	-	-	-	-	-
Total assets	921,947	6,957,196	4,610,990	76,655,906	41,741,095	9,622,905	16,098,490

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	62
Payable to the fund manager	-	3,848	57,786	42,946	65,718	2,557	-
Payable to the Company	-	-	-	27	18,402	18	6,242
Total liabilities	-	3,848	57,786	42,973	84,120	2,575	6,304

NET ASSETS	$921,947	$6,953,348	$4,553,204	$76,612,933	$41,656,975	$9,620,330	$16,092,186

Fair value per share (NAV)	$12.64	$83.00	$95.95	$569.52	$566.92	$10.98	$10.81
Shares outstanding in the Separate Account	72,939	83,775	47,454	134,522	73,512	876,170	1,489,216

(1) Investments in mutual fund shares, at cost	791,009	5,162,363	2,600,595	59,860,128	13,908,421	10,113,559	18,683,556

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$5,739,992	$30,572,266	$7,638,855	$17,341,922	$1,526,411	$20,869,392	$55,405,283
Receivable from the Policies	278	-	150	8,690	20	1,029	6,097
Receivable from the fund manager	-	50,342	-	-	-	-	-
Receivable from the Company	12	-	-	-	-	-	-
Total assets	5,740,282	30,622,608	7,639,005	17,350,612	1,526,431	20,870,421	55,411,380

LIABILITIES:
Payable to the Policies	-	50,342	-	-	-	-	-
Payable to the fund manager	278	-	150	8,690	20	1,029	6,097
Payable to the Company	-	19,481	15,100	-	3	16,520	51,340
Total liabilities	278	69,823	15,250	8,690	23	17,549	57,437

NET ASSETS	$5,740,004	$30,552,785	$7,623,755	$17,341,922	$1,526,408	$20,852,872	$55,353,943

Fair value per share (NAV)	$37.56	$36.92	$5.57	$7.64	$15.12	$14.36	$16.39
Shares outstanding in the Separate Account	152,822	828,068	1,371,428	2,269,885	100,953	1,453,300	3,380,432

(1) Investments in mutual fund shares, at cost	5,880,250	27,894,407	8,025,057	17,037,729	1,548,855	21,506,648	57,659,943

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$30,448,680	$5,882,228	$6,856,154	$17,339,652	$25,362,608	$1,027,018	$7,306,067
Receivable from the Policies	1,928	2,844	572	4,169	16,748	41	1,059
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	30,450,608	5,885,072	6,856,726	17,343,821	25,379,356	1,027,059	7,307,126

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	1,928	2,844	572	4,169	16,748	41	1,059
Payable to the Company	31,930	1	1,565	10,417	6	18	24
Total liabilities	33,858	2,845	2,137	14,586	16,754	59	1,083

NET ASSETS	$30,416,750	$5,882,227	$6,854,589	$17,329,235	$25,362,602	$1,027,000	$7,306,043

Fair value per share (NAV)	$28.08	$14.32	$14.79	$10.18	$9.42	$9.40	$8.79
Shares outstanding in the Separate Account	1,084,355	410,770	463,567	1,703,306	2,692,421	109,257	831,179

(1) Investments in mutual fund shares, at cost	24,600,328	6,228,891	7,611,935	20,599,499	26,313,146	1,136,347	9,709,332

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$3,297,982	$15,948,674	$3,263,660	$3,531,497	$22,621,245	$8,423,460	$11,102,053
Receivable from the Policies	593	-	134	472	15,275	1,589	473
Receivable from the fund manager	-	595	-	-	-	-	-
Receivable from the Company	-	-	-	-	6	-	-
Total assets	3,298,575	15,949,269	3,263,794	3,531,969	22,636,526	8,425,049	11,102,526

LIABILITIES:
Payable to the Policies	-	595	-	-	-	-	-
Payable to the fund manager	593	-	134	472	15,275	1,589	473
Payable to the Company	2,928	54,916	2	2	-	8,037	3
Total liabilities	3,521	55,511	136	474	15,275	9,626	476

NET ASSETS	$3,295,054	$15,893,758	$3,263,658	$3,531,495	$22,621,251	$8,415,423	$11,102,050

Fair value per share (NAV)	$8.84	$8.62	$8.63	$11.01	$16.87	$17.10	$13.44
Shares outstanding in the Separate Account	373,075	1,850,194	378,176	320,754	1,340,916	492,600	826,046

(1) Investments in mutual fund shares, at cost	3,143,786	19,119,279	3,558,287	4,688,627	22,446,715	7,950,359	11,108,077

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II
ASSETS:
Investments at fair value (1)	$693,342	$22,019,937	$8,521,670	$15,684,092	$127,946	$8,728,496	$6,334,614
Receivable from the Policies	27	-	-	979	-	307	3,914
Receivable from the fund manager	-	621	1,065	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	3
Total assets	693,369	22,020,558	8,522,735	15,685,071	127,946	8,728,803	6,338,531

LIABILITIES:
Payable to the Policies	-	621	1,065	-	-	-	-
Payable to the fund manager	27	-	-	979	-	307	3,914
Payable to the Company	-	14,247	2,130	175,001	-	-	-
Total liabilities	27	14,868	3,195	175,980	-	307	3,914

NET ASSETS	$693,342	$22,005,690	$8,519,540	$15,509,091	$127,946	$8,728,496	$6,334,617

Fair value per share (NAV)	$13.25	$15.39	$15.17	$21.68	$21.90	$79.53	$17.33
Shares outstanding in the Separate Account	52,328	1,430,795	561,745	723,436	5,842	109,751	365,529

(1) Investments in mutual fund shares, at cost	546,142	17,322,357	6,902,894	12,141,664	60,384	4,851,096	5,789,355

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II
ASSETS:
Investments at fair value (1)	$516,453	$18,498,632	$53,385,722	$12,944,121	$618,803	$3,443,492	$34,856,720
Receivable from the Policies	5	881	1,119	1,062	183	25	1,886
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	516,458	18,499,513	53,386,841	12,945,183	618,986	3,443,517	34,858,606

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	5	881	1,119	1,062	183	25	1,886
Payable to the Company	-	8,196	29,755	1,628	-	7	46,247
Total liabilities	5	9,077	30,874	2,690	183	32	48,133

NET ASSETS	$516,453	$18,490,436	$53,355,967	$12,942,493	$618,803	$3,443,485	$34,810,473

Fair value per share (NAV)	$8.27	$63.15	$20.72	$78.03	$66.93	$25.88	$17.33
Shares outstanding in the Separate Account	62,449	292,932	2,576,531	165,886	9,246	133,056	2,011,351

(1) Investments in mutual fund shares, at cost	679,566	12,582,590	35,996,011	11,842,689	587,385	3,486,677	30,092,980

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I
ASSETS:
Investments at fair value (1)	$11,533,051	$36,118,562	$948,337	$13,959,983	$4,982,677	$54,781,921	$13,443,800
Receivable from the Policies	7,266	4,666	60	474	-	7,545	597
Receivable from the fund manager	-	-	-	-	1,093	-	-
Receivable from the Company	4	-	-	-	-	-	-
Total assets	11,540,321	36,123,228	948,397	13,960,457	4,983,770	54,789,466	13,444,397

LIABILITIES:
Payable to the Policies	-	-	-	-	1,093	-	-
Payable to the fund manager	7,266	4,666	60	474	-	7,545	597
Payable to the Company	-	10,214	706	32,035	15,942	165,104	71,763
Total liabilities	7,266	14,880	766	32,509	17,035	172,649	72,360

NET ASSETS	$11,533,055	$36,108,348	$947,631	$13,927,948	$4,966,735	$54,616,817	$13,372,037

Fair value per share (NAV)	$32.89	$39.99	$13.05	$4.29	$10.14	$20.25	$20.41
Shares outstanding in the Separate Account	350,655	903,190	72,670	3,254,075	491,388	2,705,280	658,687

(1) Investments in mutual fund shares, at cost	11,875,033	30,046,047	1,102,221	15,972,759	5,692,197	50,854,764	13,163,263

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$3,013	$107,728	$4,121	$30,218	$3,608,319	$11,001,847	$3,809
Receivable from the Policies	-	-	-	-	3,457	1,371	-
Receivable from the fund manager	-	-	-	-	-	-	4
Receivable from the Company	-	-	-	-	1	-	-
Total assets	3,013	107,728	4,121	30,218	3,611,777	11,003,218	3,813

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	4
Payable to the fund manager	-	-	-	-	3,457	1,371	-
Payable to the Company	-	3	-	-	-	2,129	-
Total liabilities	-	3	-	-	3,457	3,500	4

NET ASSETS	$3,013	$107,725	$4,121	$30,218	$3,608,320	$10,999,718	$3,809

Fair value per share (NAV)	$11.61	$12.88	$11.51	$11.35	$17.34	$1.00	$21.11
Shares outstanding in the Separate Account	260	8,364	358	2,662	208,092	11,001,847	180

(1) Investments in mutual fund shares, at cost	3,063	100,728	4,232	30,019	3,671,341	11,001,847	3,637

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	MFS Emerging Markets Equity Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$47,466,800	$12,640,319	$20,587,113	$5,718,833	$27,019,890	$20,472,830	$665,291
Receivable from the Policies	15,282	1,381	776	261	13,432	236	36
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	3	-	-	-
Total assets	47,482,082	12,641,700	20,587,889	5,719,097	27,033,322	20,473,066	665,327

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	15,282	1,381	776	261	13,432	236	36
Payable to the Company	19,278	10,498	80,268	-	11,549	2,876	1
Total liabilities	34,560	11,879	81,044	261	24,981	3,112	37

NET ASSETS	$47,447,522	$12,629,821	$20,506,845	$5,718,836	$27,008,341	$20,469,954	$665,290

Fair value per share (NAV)	$10.40	$18.37	$39.92	$11.65	$18.58	$26.45	$13.33
Shares outstanding in the Separate Account	4,564,115	688,096	515,709	490,887	1,454,246	774,020	49,909

(1) Investments in mutual fund shares, at cost	52,346,859	11,816,402	13,117,832	6,323,150	22,956,087	15,721,268	699,281

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Service Class
ASSETS:
Investments at fair value (1)	$25,999,479	$7,985,989	$13,295,028	$6,609,615	$8,617,758	$13,897,343	$16,405,751
Receivable from the Policies	5,323	4,888	2,825	475	902	1,402	9,442
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	26,004,802	7,990,877	13,297,853	6,610,090	8,618,660	13,898,745	16,415,193

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	5,323	4,888	2,825	475	902	1,402	9,442
Payable to the Company	8,000	1	62,911	7,644	5,397	3	4,363
Total liabilities	13,323	4,889	65,736	8,119	6,299	1,405	13,805

NET ASSETS	$25,991,479	$7,985,988	$13,232,117	$6,601,971	$8,612,361	$13,897,340	$16,401,388

Fair value per share (NAV)	$73.31	$29.17	$39.74	$23.95	$13.81	$35.59	$11.27
Shares outstanding in the Separate Account	354,651	273,774	334,550	275,976	624,023	390,484	1,455,701

(1) Investments in mutual fund shares, at cost	14,457,656	6,338,158	7,704,355	5,268,729	10,161,378	8,908,905	18,766,422

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	PIMCO All Asset Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$21,366,316	$5,635,526	$21,545,243	$389,708	$10,692,852	$1,157,416	$2,294,771
Receivable from the Policies	1,433	-	6,504	-	11,850	52	92
Receivable from the fund manager	-	51,876	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	21,367,749	5,687,402	21,551,747	389,708	10,704,702	1,157,468	2,294,863

LIABILITIES:
Payable to the Policies	-	51,876	-	-	-	-	-
Payable to the fund manager	1,433	-	6,504	-	11,850	52	92
Payable to the Company	79,285	9,220	12,248	-	9	2	2,686
Total liabilities	80,718	61,096	18,752	-	11,859	54	2,778

NET ASSETS	$21,287,031	$5,626,306	$21,532,995	$389,708	$10,692,843	$1,157,414	$2,292,085

Fair value per share (NAV)	$23.27	$34.22	$21.01	$8.94	$10.00	$7.27	$9.64
Shares outstanding in the Separate Account	918,192	164,685	1,025,476	43,591	1,069,285	159,204	238,047

(1) Investments in mutual fund shares, at cost	18,445,258	3,930,790	17,881,032	427,249	10,622,258	1,573,521	2,470,569

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class	PIMCO Total Return Portfolio, Advisor Class	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$13,311,083	$2,940,089	$1,244,980	$32,614,127	$7,962,216	$118,189	$1,269,378
Receivable from the Policies	3,326	3,849	173	3,037	467	-	33
Receivable from the fund manager	-	-	-	-	-	4	-
Receivable from the Company	-	-	14	-	2	-	-
Total assets	13,314,409	2,943,938	1,245,167	32,617,164	7,962,685	118,193	1,269,411

LIABILITIES:
Payable to the Policies	-	-	-	-	-	4	-
Payable to the fund manager	3,326	3,849	173	3,037	467	-	33
Payable to the Company	11,965	2,722	-	11,934	-	-	-
Total liabilities	15,291	6,571	173	14,971	467	4	33

NET ASSETS	$13,299,118	$2,937,367	$1,244,994	$32,602,193	$7,962,218	$118,189	$1,269,378

Fair value per share (NAV)	$11.51	$10.32	$10.32	$9.04	$9.04	$50.51	$9.41
Shares outstanding in the Separate Account	1,156,480	284,892	120,638	3,607,757	880,776	2,340	134,897

(1) Investments in mutual fund shares, at cost	14,656,233	2,932,803	1,233,827	38,568,726	8,486,165	100,563	1,384,899

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund	Templeton Developing Markets VIP Fund	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$1,637,315	$12,049,516	$899,007	$462,017	$1,722,886	$10,582,363	$11,983,588
Receivable from the Policies	66	1,880	-	28	1,580	2,401	-
Receivable from the fund manager	-	-	1,988	-	-	-	1,891
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,637,381	12,051,396	900,995	462,045	1,724,466	10,584,764	11,985,479

LIABILITIES:
Payable to the Policies	-	-	1,988	-	-	-	1,891
Payable to the fund manager	66	1,880	-	28	1,580	2,401	-
Payable to the Company	-	7,227	16	-	-	1,533	5,879
Total liabilities	66	9,107	2,004	28	1,580	3,934	7,770

NET ASSETS	$1,637,315	$12,042,289	$898,991	$462,017	$1,722,886	$10,580,830	$11,977,709

Fair value per share (NAV)	$9.42	$9.21	$86.45	$8.53	$8.45	$13.76	$11.38
Shares outstanding in the Separate Account	173,813	1,308,308	10,399	54,164	203,892	769,067	1,053,039

(1) Investments in mutual fund shares, at cost	1,578,456	11,568,119	794,006	486,599	1,718,839	11,163,502	16,866,821

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1
ASSETS:
Investments at fair value (1)	$17,235,783	$2,161,027	$134,462	$76,145	$534,021	$34,860	$8,745,369
Receivable from the Policies	-	1,675	-	169	101	-	9,429
Receivable from the fund manager	129	-	-	-	-	-	-
Receivable from the Company	-	7	8	4	-	-	5
Total assets	17,235,912	2,162,709	134,470	76,318	534,122	34,860	8,754,803

LIABILITIES:
Payable to the Policies	129	-	-	-	-	-	-
Payable to the fund manager	-	1,675	-	169	101	-	9,429
Payable to the Company	23,530	-	-	-	1	-	-
Total liabilities	23,659	1,675	-	169	102	-	9,429

NET ASSETS	$17,212,253	$2,161,034	$134,470	$76,149	$534,020	$34,860	$8,745,374

Fair value per share (NAV)	$12.48	$20.99	$20.65	$13.97	$12.87	$12.72	$20.31
Shares outstanding in the Separate Account	1,381,072	102,955	6,512	5,451	41,493	2,741	430,594

(1) Investments in mutual fund shares, at cost	16,959,822	1,958,828	93,287	65,639	524,496	32,814	7,794,846

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio
ASSETS:
Investments at fair value (1)	$3,047,900	$9,123,535	$366,390	$34,741,257	$209,463	$5,101,162	$218,249
Receivable from the Policies	23	3,573	-	29,928	-	440	-
Receivable from the fund manager	-	-	-	-	322	-	-
Receivable from the Company	-	-	-	-	6	-	-
Total assets	3,047,923	9,127,108	366,390	34,771,185	209,791	5,101,602	218,249

LIABILITIES:
Payable to the Policies	-	-	-	-	322	-	-
Payable to the fund manager	23	3,573	-	29,928	-	440	-
Payable to the Company	11	1	-	6	-	6	-
Total liabilities	34	3,574	-	29,934	322	446	-

NET ASSETS	$3,047,889	$9,123,534	$366,390	$34,741,251	$209,469	$5,101,156	$218,249

Fair value per share (NAV)	$19.77	$15.32	$14.62	$50.94	$24.93	$25.06	$72.14
Shares outstanding in the Separate Account	154,168	595,531	25,061	682,003	8,402	203,558	3,025

(1) Investments in mutual fund shares, at cost	2,399,322	8,597,689	317,611	30,553,910	203,954	4,922,329	183,564

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
ASSETS:
Investments at fair value (1)	$4,582	$3,556,155	$79,443	$1,174,937	$29,752,388	$2,458,374	$3,043,832
Receivable from the Policies	-	262	-	1,052	26,643	4,000	2,183
Receivable from the fund manager	-	-	4	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,582	3,556,417	79,447	1,175,989	29,779,031	2,462,374	3,046,015

LIABILITIES:
Payable to the Policies	-	-	4	-	-	-	-
Payable to the fund manager	-	262	-	1,052	26,643	4,000	2,183
Payable to the Company	-	3	-	10	15	-	-
Total liabilities	-	265	4	1,062	26,658	4,000	2,183

NET ASSETS	$4,582	$3,556,152	$79,443	$1,174,927	$29,752,373	$2,458,374	$3,043,832

Fair value per share (NAV)	$33.64	$25.60	$26.84	$11.74	$10.42	$10.46	$56.16
Shares outstanding in the Separate Account	136	138,912	2,960	100,080	2,855,316	235,026	54,199

(1) Investments in mutual fund shares, at cost	4,496	3,901,008	68,829	1,269,988	29,107,289	2,566,784	2,644,439

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$213,931	$116,407	$651,370	$64,878	$25,925	$131,848	$39,689

TOTAL INVESTMENT INCOME	213,931	116,407	651,370	64,878	25,925	131,848	39,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,618	3,209	63,401	6,716	1,591	36,479	114,146
Capital gain distributions	337,407	224,626	915,220	118,454	89,242	445,033	269,291

Net realized gain (loss) on investments	359,025	227,835	978,621	125,170	90,833	481,512	383,437

Change in net unrealized appreciation (depreciation) on investments	645,318	446,222	2,135,746	323,052	(63,393)	4,963,479	2,837,510

Net realized and unrealized gain (loss) on investments	1,004,343	674,057	3,114,367	448,222	27,440	5,444,991	3,220,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,218,274	$790,464	$3,765,737	$513,100	$53,365	$5,576,839	$3,260,636

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio
INVESTMENT INCOME:
Dividend income	$203,373	$39,376	$505,568	$28,904	$155,512	$71	$1,170

TOTAL INVESTMENT INCOME	203,373	39,376	505,568	28,904	155,512	71	1,170

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	40,452	4,134	97,602	624	11,873	4	372
Capital gain distributions	592,486	-	122,604	9,242	76,624	323	1,205

Net realized gain (loss) on investments	632,938	4,134	220,206	9,866	88,497	327	1,577

Change in net unrealized appreciation (depreciation) on investments	2,105,869	44,711	803,174	83,190	1,389,646	(239)	9,178

Net realized and unrealized gain (loss) on investments	2,738,807	48,845	1,023,380	93,056	1,478,143	88	10,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,942,180	$88,221	$1,528,948	$121,960	$1,633,655	$159	$11,925

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
INVESTMENT INCOME:
Dividend income	$1,105	$9,879	$-	$-	$5,691	$262,061	$111,592

TOTAL INVESTMENT INCOME	1,105	9,879	-	-	5,691	262,061	111,592

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	34,069	9,204	5,881	2,407	72,094	1,718	7,388
Capital gain distributions	3,616	62,553	639,266	82,650	1,215	204,948	57,593

Net realized gain (loss) on investments	37,685	71,757	645,147	85,057	73,309	206,666	64,981

Change in net unrealized appreciation (depreciation) on investments	6,460	171,466	134,699	9,843	8,922	(310,371)	(133,076)

Net realized and unrealized gain (loss) on investments	44,145	243,223	779,846	94,900	82,231	(103,705)	(68,095)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,250	$253,102	$779,846	$94,900	$87,922	$158,356	$43,497

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$143,593	$64,155	$6,727	$231,701	$-	$55,299	$67,322

TOTAL INVESTMENT INCOME	143,593	64,155	6,727	231,701	-	55,299	67,322

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(49,531)	8,837	34	14,598	2	984,533	11,710
Capital gain distributions	-	323,235	32,768	-	-	7,223,564	231,393

Net realized gain (loss) on investments	(49,531)	332,072	32,802	14,598	2	8,208,097	243,103

Change in net unrealized appreciation (depreciation) on investments	(56,216)	(186,356)	(69,680)	(100,265)	-	8,804,615	225,590

Net realized and unrealized gain (loss) on investments	(105,747)	145,716	(36,878)	(85,667)	2	17,012,712	468,693

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,846	$209,871	$(30,151)	$146,034	$2	$17,068,011	$536,015

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$14,019	$25,677	$-	$-	$848,344	$469,653	$324,503

TOTAL INVESTMENT INCOME	14,019	25,677	-	-	848,344	469,653	324,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,512)	1,106	64,567	22,794	32,096	227,150	33,797
Capital gain distributions	13,830	25,495	-	941,878	42,972	24,487	-

Net realized gain (loss) on investments	11,318	26,601	64,567	964,672	75,068	251,637	33,797

Change in net unrealized appreciation (depreciation) on investments	2,264	13,306	1,654,209	74,316	11,814,896	7,753,074	(166,194)

Net realized and unrealized gain (loss) on investments	13,582	39,907	1,718,776	1,038,988	11,889,964	8,004,711	(132,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,601	$65,584	$1,718,776	$1,038,988	$12,738,308	$8,474,364	$192,106

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$540,193	$30,168	$140,985	$-	$354,744	$69,695	$1,066,598

TOTAL INVESTMENT INCOME	540,193	30,168	140,985	-	354,744	69,695	1,066,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,343	9,158	118,045	195,444	12,578	1,691	20,688
Capital gain distributions	-	683,476	3,870,673	-	272,693	5,447	87,387

Net realized gain (loss) on investments	1,343	692,634	3,988,718	195,444	285,271	7,138	108,075

Change in net unrealized appreciation (depreciation) on investments	(289,865)	7,108	549,790	1,658,012	1,815,199	18,051	248,571

Net realized and unrealized gain (loss) on investments	(288,522)	699,742	4,538,508	1,853,456	2,100,470	25,189	356,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,671	$729,910	$4,679,493	$1,853,456	$2,455,214	$94,884	$1,423,244

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$1,096,197	$303,529	$52,789	$-	$511,920	$876,928	$36,921

TOTAL INVESTMENT INCOME	1,096,197	303,529	52,789	-	511,920	876,928	36,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	206,713	63,919	19,577	37,945	1,004	18	(616)
Capital gain distributions	1,139,953	1,444,175	130,477	-	-	-	-

Net realized gain (loss) on investments	1,346,666	1,508,094	150,054	37,945	1,004	18	(616)

Change in net unrealized appreciation (depreciation) on investments	3,358,799	1,229,514	432,434	645,786	(275,482)	(588,546)	(27,557)

Net realized and unrealized gain (loss) on investments	4,705,465	2,737,608	582,488	683,731	(274,478)	(588,528)	(28,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,801,662	$3,041,137	$635,277	$683,731	$237,442	$288,400	$8,748

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$226,527	$91,095	$221,168	$37,337	$-	$220,596	$61,276

TOTAL INVESTMENT INCOME	226,527	91,095	221,168	37,337	-	220,596	61,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,824	10,083	126,065	20,134	12,140	9,995	24,562
Capital gain distributions	263,541	116,742	1,909,659	390,462	400,568	1,261,220	474,000

Net realized gain (loss) on investments	283,365	126,825	2,035,724	410,596	412,708	1,271,215	498,562

Change in net unrealized appreciation (depreciation) on investments	(85,217)	(32,688)	164,617	35,788	199,004	656,555	371,923

Net realized and unrealized gain (loss) on investments	198,148	94,137	2,200,341	446,384	611,712	1,927,770	870,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424,675	$185,232	$2,421,509	$483,721	$611,712	$2,148,366	$931,761

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I
INVESTMENT INCOME:
Dividend income	$104,538	$5,162	$-	$-	$96,069	$521	$-

TOTAL INVESTMENT INCOME	104,538	5,162	-	-	96,069	521	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	34,966	8,845	196,935	165,205	82,351	2,645	355,475
Capital gain distributions	864,305	54,804	1,618,615	637,143	2,075,457	17,047	-

Net realized gain (loss) on investments	899,271	63,649	1,815,550	802,348	2,157,808	19,692	355,475

Change in net unrealized appreciation (depreciation) on investments	793,566	48,548	3,703,817	1,362,925	1,309,231	9,040	2,054,324

Net realized and unrealized gain (loss) on investments	1,692,837	112,197	5,519,367	2,165,273	3,467,039	28,732	2,409,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,797,375	$117,359	$5,519,367	$2,165,273	$3,563,108	$29,253	$2,409,799

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I
INVESTMENT INCOME:
Dividend income	$47,162	$30,373	$-	$920,458	$-	$-	$61,874

TOTAL INVESTMENT INCOME	47,162	30,373	-	920,458	-	-	61,874

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	103,246	(3,506)	654,732	558,246	144,047	751	1,077
Capital gain distributions	141,413	-	-	3,721,347	-	-	131,694

Net realized gain (loss) on investments	244,659	(3,506)	654,732	4,279,593	144,047	751	132,771

Change in net unrealized appreciation (depreciation) on investments	1,277,692	(7,167)	4,355,606	2,134,598	2,472,663	117,035	166,390

Net realized and unrealized gain (loss) on investments	1,522,351	(10,673)	5,010,338	6,414,191	2,616,710	117,786	299,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,569,513	$19,700	$5,010,338	$7,334,649	$2,616,710	$117,786	$361,035

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I
INVESTMENT INCOME:
Dividend income	$546,386	$181,640	$-	$23,521	$426,238	$117,046	$786,192

TOTAL INVESTMENT INCOME	546,386	181,640	-	23,521	426,238	117,046	786,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	83,769	37,410	598,642	1,253	8,377	89	489,972
Capital gain distributions	1,334,630	62,902	2,061,672	-	-	-	3,374,435

Net realized gain (loss) on investments	1,418,399	100,312	2,660,314	1,253	8,377	89	3,864,407

Change in net unrealized appreciation (depreciation) on investments	1,815,684	(250,760)	2,555,297	(42,859)	731	(41,595)	3,220,311

Net realized and unrealized gain (loss) on investments	3,234,083	(150,448)	5,215,611	(41,606)	9,108	(41,506)	7,084,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,780,469	$31,192	$5,215,611	$(18,085)	$435,346	$75,540	$7,870,910

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$-	$-	$465,265

TOTAL INVESTMENT INCOME	-	-	-	-	-	-	465,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	166,108	-	40	4	-	16,171	-
Capital gain distributions	1,288,842	102	5,619	220	1,588	179,254	-

Net realized gain (loss) on investments	1,454,950	102	5,659	224	1,588	195,425	-

Change in net unrealized appreciation (depreciation) on investments	1,241,369	(49)	4,832	(111)	199	375,122	-

Net realized and unrealized gain (loss) on investments	2,696,319	53	10,491	113	1,787	570,547	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,696,319	$53	$10,491	$113	$1,787	$570,547	$465,265

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio
INVESTMENT INCOME:
Dividend income	$-	$2,624,948	$90,295	$172,888	$-	$147,407	$93,412

TOTAL INVESTMENT INCOME	-	2,624,948	90,295	172,888	-	147,407	93,412

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	38	18,472	78,152	241,886	78,382	68,903	121,567
Capital gain distributions	-	-	684,177	1,501,374	-	1,498,230	2,098,063

Net realized gain (loss) on investments	38	18,472	762,329	1,743,260	78,382	1,567,133	2,219,630

Change in net unrealized appreciation (depreciation) on investments	172	157,059	1,008,834	1,815,011	1,336,412	2,882,479	461,767

Net realized and unrealized gain (loss) on investments	210	175,531	1,771,163	3,558,271	1,414,794	4,449,612	2,681,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210	$2,800,479	$1,861,458	$3,731,159	$1,414,794	$4,597,019	$2,774,809

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class
INVESTMENT INCOME:
Dividend income	$14,622	$-	$93,427	$91,568	$22,390	$-	$81,474

TOTAL INVESTMENT INCOME	14,622	-	93,427	91,568	22,390	-	81,474

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,128	371,120	27,064	119,358	40,350	54,447	105,386
Capital gain distributions	-	1,889,642	363,607	931,700	561,244	-	783,346

Net realized gain (loss) on investments	2,128	2,260,762	390,671	1,051,058	601,594	54,447	888,732

Change in net unrealized appreciation (depreciation) on investments	54,081	4,327,057	58,538	1,172,093	327,056	511,677	1,329,559

Net realized and unrealized gain (loss) on investments	56,209	6,587,819	449,209	2,223,151	928,650	566,124	2,218,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,831	$6,587,819	$542,636	$2,314,719	$951,040	$566,124	$2,299,765

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
INVESTMENT INCOME:
Dividend income	$661,567	$527,849	$131,218	$310,273	$14,581	$24,436	$293,051

TOTAL INVESTMENT INCOME	661,567	527,849	131,218	310,273	14,581	24,436	293,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,920	84,003	13,272	58,617	22,936	(6)	835
Capital gain distributions	-	1,021,870	161,922	1,648,303	-	-	-

Net realized gain (loss) on investments	1,920	1,105,873	175,194	1,706,920	22,936	(6)	835

Change in net unrealized appreciation (depreciation) on investments	(285,004)	(49,127)	324,765	252,614	23,059	(11,036)	152,638

Net realized and unrealized gain (loss) on investments	(283,084)	1,056,746	499,959	1,959,534	45,995	(11,042)	153,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$378,483	$1,584,595	$631,177	$2,269,807	$60,576	$13,394	$446,524

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class	PIMCO Total Return Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$29,254	$89,077	$321,915	$9,679	$136,224	$54,063	$1,242,751

TOTAL INVESTMENT INCOME	29,254	89,077	321,915	9,679	136,224	54,063	1,242,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	47	(190)	134	(4,021)	39	437	1,117
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	47	(190)	134	(4,021)	39	437	1,117

Change in net unrealized appreciation (depreciation) on investments	(97,128)	9,658	(66,835)	134	23,979	8,557	(470,503)

Net realized and unrealized gain (loss) on investments	(97,081)	9,468	(66,701)	(3,887)	24,018	8,994	(469,386)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,827)	$98,545	$255,214	$5,792	$160,242	$63,057	$773,365

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund	Templeton Developing Markets VIP Fund
INVESTMENT INCOME:
Dividend income	$296,815	$256	$-	$19,380	$119,729	$27,280	$18,637

TOTAL INVESTMENT INCOME	296,815	256	-	19,380	119,729	27,280	18,637

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,885	478	11,170	2,684	12,955	162,572	1,848
Capital gain distributions	-	422	85,528	65,501	489,100	-	3,377

Net realized gain (loss) on investments	21,885	900	96,698	68,185	502,055	162,572	5,225

Change in net unrealized appreciation (depreciation) on investments	(105,356)	12,873	58,427	(38,593)	(229,740)	104,143	10,179

Net realized and unrealized gain (loss) on investments	(83,471)	13,773	155,125	29,592	272,315	266,715	15,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,344	$14,029	$155,125	$48,972	$392,044	$293,995	$34,041

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2
INVESTMENT INCOME:
Dividend income	$65,489	$267,683	$-	$163,267	$27,051	$1,636	$1,530

TOTAL INVESTMENT INCOME	65,489	267,683	-	163,267	27,051	1,636	1,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	505	11,499	14,033	147,724	2,267	411	10
Capital gain distributions	12,586	-	-	55,880	16,158	1,133	351

Net realized gain (loss) on investments	13,091	11,499	14,033	203,604	18,425	1,544	361

Change in net unrealized appreciation (depreciation) on investments	42,918	(360,024)	(1,446,077)	549,979	130,414	11,341	2,958

Net realized and unrealized gain (loss) on investments	56,009	(348,525)	(1,432,044)	753,583	148,839	12,885	3,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,498	$(80,842)	$(1,432,044)	$916,850	$175,890	$14,521	$4,849

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Capital Growth Portfolio
INVESTMENT INCOME:
Dividend income	$13,268	$819	$121,243	$39,874	$163,846	$6,648	$286,863

TOTAL INVESTMENT INCOME	13,268	819	121,243	39,874	163,846	6,648	286,863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	497	56	11,773	79	8,849	41	68,080
Capital gain distributions	3,672	246	15,150	5,692	113,312	5,097	524,343

Net realized gain (loss) on investments	4,169	302	26,923	5,771	122,161	5,138	592,423

Change in net unrealized appreciation (depreciation) on investments	11,631	808	552,085	240,428	318,822	15,716	2,241,391

Net realized and unrealized gain (loss) on investments	15,800	1,110	579,008	246,199	440,983	20,854	2,833,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,068	$1,929	$700,251	$286,073	$604,829	$27,502	$3,120,677

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INVESTMENT INCOME:
Dividend income	$15,889	$113,487	$675	$853	$27,087	$946	$25,604

TOTAL INVESTMENT INCOME	15,889	113,487	675	853	27,087	946	25,604

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	31,028	5,924	779	26,138	3,588	298	1,993
Capital gain distributions	13,468	239,238	1,928	-	71,702	788	21,600

Net realized gain (loss) on investments	44,496	245,162	2,707	26,138	75,290	1,086	23,593

Change in net unrealized appreciation (depreciation) on investments	5,222	222,784	26,629	(214)	51,030	8,049	(23,546)

Net realized and unrealized gain (loss) on investments	49,718	467,946	29,336	25,924	126,320	9,135	47

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,607	$581,433	$30,011	$26,777	$153,407	$10,081	$25,651

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$761,014	$21,946	$24,418

TOTAL INVESTMENT INCOME	761,014	21,946	24,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	564	40	746
Capital gain distributions	-	-	133,867

Net realized gain (loss) on investments	564	40	134,613

Change in net unrealized appreciation (depreciation) on investments	383,989	(32,032)	246,426

Net realized and unrealized gain (loss) on investments	384,553	(31,992)	381,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,145,567	$(10,046)	$405,457

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$213,931	$116,407	$651,370	$64,878	$25,925	$131,848	$39,689
Net realized gain (loss) on investments	359,025	227,835	978,621	125,170	90,833	481,512	383,437
Change in net unrealized appreciation (depreciation) on investments	645,318	446,222	2,135,746	323,052	(63,393)	4,963,479	2,837,510

Net increase (decrease) in net assets resulting from operations	1,218,274	790,464	3,765,737	513,100	53,365	5,576,839	3,260,636

POLICY TRANSACTIONS:
Policy owners' net payments	$854,003	$253,853	$4,739,511	$253,199	$111,374	$2,078,236	$622,943
Policy maintenance charges	(526,151)	(162,217)	(2,460,887)	(102,837)	(67,164)	(1,286,897)	(342,433)
Policy owners' benefits	(10,808)	(35,885)	(249,988)	(81,478)	(16,254)	(86,851)	(180,223)
Net transfers (to) from the Company and/or Subaccounts	1,837,650	16,981	8,050,447	(35,232)	102,177	6,357,783	(600,482)
Net Policy loan repayments (withdrawals)	(3,078)	(48,163)	5,654	(35,070)	(17,665)	(18,898)	(126,571)

Increase (decrease) in net assets resulting from Policy transactions	2,151,616	24,569	10,084,737	(1,418)	112,468	7,043,373	(626,766)

Total increase (decrease) in net assets	3,369,890	815,033	13,850,474	511,682	165,833	12,620,212	2,633,870

NET ASSETS:
Beginning of period	6,229,774	4,769,161	25,534,966	3,717,629	2,390,747	15,098,061	10,415,267

End of period	$9,599,664	$5,584,194	$39,385,440	$4,229,311	$2,556,580	$27,718,273	$13,049,137

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$203,373	$39,376	$505,568	$28,904	$155,512	$71	$1,170
Net realized gain (loss) on investments	632,938	4,134	220,206	9,866	88,497	327	1,577
Change in net unrealized appreciation (depreciation) on investments	2,105,869	44,711	803,174	83,190	1,389,646	(239)	9,178

Net increase (decrease) in net assets resulting from operations	2,942,180	88,221	1,528,948	121,960	1,633,655	159	11,925

POLICY TRANSACTIONS:
Policy owners' net payments	$1,374,175	$115,967	$4,347,646	$157,684	$586,756	$2,930	$-
Policy maintenance charges	(813,568)	(93,011)	(2,126,961)	(66,228)	(260,804)	(411)	(950)
Policy owners' benefits	(95,655)	(6,990)	(178,302)	(18,452)	(89,413)	-	(1,168)
Net transfers (to) from the Company and/or Subaccounts	2,088,168	157,652	7,807,650	56,475	(99,433)	2,692	-
Net Policy loan repayments (withdrawals)	(57,729)	(32,974)	5,769	(14,684)	(118,643)	-	(36)

Increase (decrease) in net assets resulting from Policy transactions	2,495,391	140,644	9,855,802	114,795	18,463	5,211	(2,154)

Total increase (decrease) in net assets	5,437,571	228,865	11,384,750	236,755	1,652,118	5,370	9,771

NET ASSETS:
Beginning of period	11,325,573	3,022,651	21,291,546	1,842,103	8,515,286	-	61,826

End of period	$16,763,144	$3,251,516	$32,676,296	$2,078,858	$10,167,404	$5,370	$71,597

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,105	$9,879	$-	$-	$5,691	$262,061	$111,592
Net realized gain (loss) on investments	37,685	71,757	645,147	85,057	73,309	206,666	64,981
Change in net unrealized appreciation (depreciation) on investments	6,460	171,466	134,699	9,843	8,922	(310,371)	(133,076)

Net increase (decrease) in net assets resulting from operations	45,250	253,102	779,846	94,900	87,922	158,356	43,497

POLICY TRANSACTIONS:
Policy owners' net payments	$4,394	$120,315	$2,676,225	$89,226	$6,754	$1,165,991	$261,976
Policy maintenance charges	(3,684)	(67,732)	(1,227,354)	(37,610)	(7,153)	(517,444)	(128,766)
Policy owners' benefits	-	(62,839)	(103,099)	(31,479)	-	(33,113)	(2,029)
Net transfers (to) from the Company and/or Subaccounts	38,936	1,731	4,881,816	247,055	69,591	2,166,538	1,586,052
Net Policy loan repayments (withdrawals)	-	(1,831)	13,855	672	-	(4,812)	(4,273)

Increase (decrease) in net assets resulting from Policy transactions	39,646	(10,356)	6,241,443	267,864	69,192	2,777,160	1,712,960

Total increase (decrease) in net assets	84,896	242,746	7,021,289	362,764	157,114	2,935,516	1,756,457

NET ASSETS:
Beginning of period	28,773	2,563,043	12,484,197	1,894,894	55,373	4,738,133	1,323,989

End of period	$113,669	$2,805,789	$19,505,486	$2,257,658	$212,487	$7,673,649	$3,080,446

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$143,593	$64,155	$6,727	$231,701	$-	$55,299	$67,322
Net realized gain (loss) on investments	(49,531)	332,072	32,802	14,598	2	8,208,097	243,103
Change in net unrealized appreciation (depreciation) on investments	(56,216)	(186,356)	(69,680)	(100,265)	-	8,804,615	225,590

Net increase (decrease) in net assets resulting from operations	37,846	209,871	(30,151)	146,034	2	17,068,011	536,015

POLICY TRANSACTIONS:
Policy owners' net payments	$75	$261,164	$4,984	$1,025,204	$-	$1,870,726	$115,693
Policy maintenance charges	(4,242)	(140,683)	(1,009)	(517,802)	(66)	(1,358,661)	(117,498)
Policy owners' benefits	-	(12,216)	-	(44,412)	-	(2,314,747)	(363,737)
Net transfers (to) from the Company and/or Subaccounts	1,458,917	1,269,339	648,496	2,239,716	64	(4,325,220)	104,701
Net Policy loan repayments (withdrawals)	-	(599)	-	12,641	-	(249,542)	(1,008)

Increase (decrease) in net assets resulting from Policy transactions	1,454,750	1,377,005	652,471	2,715,347	(2)	(6,377,444)	(261,849)

Total increase (decrease) in net assets	1,492,596	1,586,876	622,320	2,861,381	-	10,690,567	274,166

NET ASSETS:
Beginning of period	-	1,843,809	5,821	5,485,994	-	53,037,007	3,529,179

End of period	$1,492,596	$3,430,685	$628,141	$8,347,375	$-	$63,727,574	$3,803,345

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14,019	$25,677	$-	$-	$848,344	$469,653	$324,503
Net realized gain (loss) on investments	11,318	26,601	64,567	964,672	75,068	251,637	33,797
Change in net unrealized appreciation (depreciation) on investments	2,264	13,306	1,654,209	74,316	11,814,896	7,753,074	(166,194)

Net increase (decrease) in net assets resulting from operations	27,601	65,584	1,718,776	1,038,988	12,738,308	8,474,364	192,106

POLICY TRANSACTIONS:
Policy owners' net payments	$4,705	$24,022	$608,954	$135,007	$8,742,119	$1,113,508	$1,285,697
Policy maintenance charges	(6,749)	(18,803)	(330,658)	(88,470)	(4,526,326)	(903,050)	(646,752)
Policy owners' benefits	(3,554)	(24,987)	(52,686)	(127,579)	(341,012)	(879,920)	(69,986)
Net transfers (to) from the Company and/or Subaccounts	4,685	2,926	679,114	(51,736)	16,332,253	(342,383)	1,757,608
Net Policy loan repayments (withdrawals)	(43,415)	-	203,738	185,669	(94,077)	(16,570)	9,204

Increase (decrease) in net assets resulting from Policy transactions	(44,328)	(16,842)	1,108,462	52,891	20,112,957	(1,028,415)	2,335,771

Total increase (decrease) in net assets	(16,727)	48,742	2,827,238	1,091,879	32,851,265	7,445,949	2,527,877

NET ASSETS:
Beginning of period	454,592	873,205	4,126,110	3,461,325	43,761,668	34,211,026	7,092,453

End of period	$437,865	$921,947	$6,953,348	$4,553,204	$76,612,933	$41,656,975	$9,620,330

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$540,193	$30,168	$140,985	$-	$354,744	$69,695	$1,066,598
Net realized gain (loss) on investments	1,343	692,634	3,988,718	195,444	285,271	7,138	108,075
Change in net unrealized appreciation (depreciation) on investments	(289,865)	7,108	549,790	1,658,012	1,815,199	18,051	248,571

Net increase (decrease) in net assets resulting from operations	251,671	729,910	4,679,493	1,853,456	2,455,214	94,884	1,423,244

POLICY TRANSACTIONS:
Policy owners' net payments	$515,856	$652,032	$1,177,808	$197,555	$2,380,495	$142,740	$576,126
Policy maintenance charges	(421,615)	(344,422)	(731,504)	(155,479)	(1,164,402)	(92,601)	(586,287)
Policy owners' benefits	(234,393)	(18,062)	(764,992)	(142,466)	(113,409)	(25,281)	(736,094)
Net transfers (to) from the Company and/or Subaccounts	990,626	903,366	(720,053)	(384,374)	2,062,068	300,441	438,410
Net Policy loan repayments (withdrawals)	(29,128)	(32,735)	(152,706)	(64,381)	2,424	(267)	(59,011)

Increase (decrease) in net assets resulting from Policy transactions	821,346	1,160,179	(1,191,447)	(549,145)	3,167,176	325,032	(366,856)

Total increase (decrease) in net assets	1,073,017	1,890,089	3,488,046	1,304,311	5,622,390	419,916	1,056,388

NET ASSETS:
Beginning of period	15,019,169	3,849,915	27,064,739	6,319,444	11,719,532	1,106,492	19,796,484

End of period	$16,092,186	$5,740,004	$30,552,785	$7,623,755	$17,341,922	$1,526,408	$20,852,872

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,096,197	$303,529	$52,789	$-	$511,920	$876,928	$36,921
Net realized gain (loss) on investments	1,346,666	1,508,094	150,054	37,945	1,004	18	(616)
Change in net unrealized appreciation (depreciation) on investments	3,358,799	1,229,514	432,434	645,786	(275,482)	(588,546)	(27,557)

Net increase (decrease) in net assets resulting from operations	5,801,662	3,041,137	635,277	683,731	237,442	288,400	8,748

POLICY TRANSACTIONS:
Policy owners' net payments	$2,068,163	$869,750	$219,601	$218,341	$788,297	$3,573,082	$91,695
Policy maintenance charges	(1,472,672)	(692,846)	(111,153)	(141,195)	(510,044)	(1,687,418)	(30,615)
Policy owners' benefits	(1,786,974)	(801,296)	(212,178)	(156,053)	(473,261)	(152,684)	(22,484)
Net transfers (to) from the Company and/or Subaccounts	(558,393)	(41,098)	23,240	(74,240)	1,510,149	5,671,500	27,137
Net Policy loan repayments (withdrawals)	(194,443)	(185,332)	(30,370)	52,667	(59,294)	22,989	(12,654)

Increase (decrease) in net assets resulting from Policy transactions	(1,944,319)	(850,822)	(110,860)	(100,480)	1,255,847	7,427,469	53,079

Total increase (decrease) in net assets	3,857,343	2,190,315	524,417	583,251	1,493,289	7,715,869	61,827

NET ASSETS:
Beginning of period	51,496,600	28,226,435	5,357,810	6,271,338	15,835,946	17,646,733	965,173

End of period	$55,353,943	$30,416,750	$5,882,227	$6,854,589	$17,329,235	$25,362,602	$1,027,000

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$226,527	$91,095	$221,168	$37,337	$-	$220,596	$61,276
Net realized gain (loss) on investments	283,365	126,825	2,035,724	410,596	412,708	1,271,215	498,562
Change in net unrealized appreciation (depreciation) on investments	(85,217)	(32,688)	164,617	35,788	199,004	656,555	371,923

Net increase (decrease) in net assets resulting from operations	424,675	185,232	2,421,509	483,721	611,712	2,148,366	931,761

POLICY TRANSACTIONS:
Policy owners' net payments	$262,177	$159,090	$337,287	$65,752	$105,909	$2,380,154	$396,499
Policy maintenance charges	(234,373)	(76,341)	(414,820)	(66,029)	(67,145)	(1,256,063)	(242,186)
Policy owners' benefits	(273,057)	(123,471)	(694,839)	(56,872)	(91,437)	(264,735)	(161,410)
Net transfers (to) from the Company and/or Subaccounts	221,486	157,214	(193,198)	(84,696)	(25,543)	4,087,639	(120,390)
Net Policy loan repayments (withdrawals)	(24,160)	(52,506)	(121,347)	(9,081)	(22,784)	22,014	(18,140)

Increase (decrease) in net assets resulting from Policy transactions	(47,927)	63,986	(1,086,917)	(150,926)	(101,000)	4,969,009	(145,627)

Total increase (decrease) in net assets	376,748	249,218	1,334,592	332,795	510,712	7,117,375	786,134

NET ASSETS:
Beginning of period	6,929,295	3,045,836	14,559,166	2,930,863	3,020,783	15,503,876	7,629,289

End of period	$7,306,043	$3,295,054	$15,893,758	$3,263,658	$3,531,495	$22,621,251	$8,415,423

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$104,538	$5,162	$-	$-	$96,069	$521	$-
Net realized gain (loss) on investments	899,271	63,649	1,815,550	802,348	2,157,808	19,692	355,475
Change in net unrealized appreciation (depreciation) on investments	793,566	48,548	3,703,817	1,362,925	1,309,231	9,040	2,054,324

Net increase (decrease) in net assets resulting from operations	1,797,375	117,359	5,519,367	2,165,273	3,563,108	29,253	2,409,799

POLICY TRANSACTIONS:
Policy owners' net payments	$239,345	$18,748	$333,147	$259,393	$275,137	$1,499	$141,812
Policy maintenance charges	(208,132)	(14,331)	(454,944)	(204,865)	(330,551)	(2,798)	(184,015)
Policy owners' benefits	(453,967)	(11,234)	(514,098)	(179,697)	(537,017)	-	(717,065)
Net transfers (to) from the Company and/or Subaccounts	14,283	(50,663)	(409,878)	(571,743)	(222,372)	(7,952)	(158,021)
Net Policy loan repayments (withdrawals)	30,740	(960)	(138,417)	(37,534)	(61,530)	939	(11,541)

Increase (decrease) in net assets resulting from Policy transactions	(377,731)	(58,440)	(1,184,190)	(734,446)	(876,333)	(8,312)	(928,830)

Total increase (decrease) in net assets	1,419,644	58,919	4,335,177	1,430,827	2,686,775	20,941	1,480,969

NET ASSETS:
Beginning of period	9,682,406	634,423	17,670,513	7,088,713	12,822,316	107,005	7,247,527

End of period	$11,102,050	$693,342	$22,005,690	$8,519,540	$15,509,091	$127,946	$8,728,496

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$47,162	$30,373	$-	$920,458	$-	$-	$61,874
Net realized gain (loss) on investments	244,659	(3,506)	654,732	4,279,593	144,047	751	132,771
Change in net unrealized appreciation (depreciation) on investments	1,277,692	(7,167)	4,355,606	2,134,598	2,472,663	117,035	166,390

Net increase (decrease) in net assets resulting from operations	1,569,513	19,700	5,010,338	7,334,649	2,616,710	117,786	361,035

POLICY TRANSACTIONS:
Policy owners' net payments	$253,409	$16,811	$358,754	$1,140,458	$323,815	$48,427	$344,656
Policy maintenance charges	(151,577)	(12,396)	(375,516)	(1,206,272)	(283,771)	(17,471)	(183,815)
Policy owners' benefits	(186,757)	(30,911)	(763,939)	(2,407,976)	(368,082)	(1,488)	(8,952)
Net transfers (to) from the Company and/or Subaccounts	(436,825)	(58,874)	(784,175)	(647,476)	(180,746)	(8,078)	430,860
Net Policy loan repayments (withdrawals)	(23,267)	(218)	(231,074)	(493,550)	(93,073)	(17)	(170)

Increase (decrease) in net assets resulting from Policy transactions	(545,017)	(85,588)	(1,795,950)	(3,614,816)	(601,857)	21,373	582,579

Total increase (decrease) in net assets	1,024,496	(65,888)	3,214,388	3,719,833	2,014,853	139,159	943,614

NET ASSETS:
Beginning of period	5,310,121	582,341	15,276,048	49,636,134	10,927,640	479,644	2,499,871

End of period	$6,334,617	$516,453	$18,490,436	$53,355,967	$12,942,493	$618,803	$3,443,485

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$546,386	$181,640	$-	$23,521	$426,238	$117,046	$786,192
Net realized gain (loss) on investments	1,418,399	100,312	2,660,314	1,253	8,377	89	3,864,407
Change in net unrealized appreciation (depreciation) on investments	1,815,684	(250,760)	2,555,297	(42,859)	731	(41,595)	3,220,311

Net increase (decrease) in net assets resulting from operations	3,780,469	31,192	5,215,611	(18,085)	435,346	75,540	7,870,910

POLICY TRANSACTIONS:
Policy owners' net payments	$1,145,212	$517,755	$1,215,471	$39,210	$545,335	$182,642	$1,792,199
Policy maintenance charges	(920,378)	(264,723)	(870,643)	(27,206)	(470,216)	(160,365)	(1,457,070)
Policy owners' benefits	(1,185,260)	(359,488)	(1,159,974)	(6,600)	(674,385)	(463,257)	(2,199,825)
Net transfers (to) from the Company and/or Subaccounts	359,648	357,448	(1,224,276)	30,333	882,238	575,701	(1,013,584)
Net Policy loan repayments (withdrawals)	(83,404)	(54,965)	(184,848)	3,585	(17,859)	4,894	(512,106)

Increase (decrease) in net assets resulting from Policy transactions	(684,182)	196,027	(2,224,270)	39,322	265,113	139,615	(3,390,386)

Total increase (decrease) in net assets	3,096,287	227,219	2,991,341	21,237	700,459	215,155	4,480,524

NET ASSETS:
Beginning of period	31,714,186	11,305,836	33,117,007	926,394	13,227,489	4,751,580	50,136,293

End of period	$34,810,473	$11,533,055	$36,108,348	$947,631	$13,927,948	$4,966,735	$54,616,817

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$-	$-	$465,265
Net realized gain (loss) on investments	1,454,950	102	5,659	224	1,588	195,425	-
Change in net unrealized appreciation (depreciation) on investments	1,241,369	(49)	4,832	(111)	199	375,122	-

Net increase (decrease) in net assets resulting from operations	2,696,319	53	10,491	113	1,787	570,547	465,265

POLICY TRANSACTIONS:
Policy owners' net payments	$244,290	$-	$52,460	$1,966	$1,930	$188,396	$642,648
Policy maintenance charges	(336,595)	(26)	(19,442)	(1,200)	(607)	(84,894)	(554,045)
Policy owners' benefits	(668,444)	-	(19)	-	-	(123,598)	(376,514)
Net transfers (to) from the Company and/or Subaccounts	(173,103)	2,986	6,066	3,242	27,108	(78,183)	1,423,725
Net Policy loan repayments (withdrawals)	(69,513)	-	-	-	-	(15,860)	(324,273)

Increase (decrease) in net assets resulting from Policy transactions	(1,003,365)	2,960	39,065	4,008	28,431	(114,139)	811,541

Total increase (decrease) in net assets	1,692,954	3,013	49,556	4,121	30,218	456,408	1,276,806

NET ASSETS:
Beginning of period	11,679,083	-	58,169	-	-	3,151,912	9,722,912

End of period	$13,372,037	$3,013	$107,725	$4,121	$30,218	$3,608,320	$10,999,718

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$2,624,948	$90,295	$172,888	$-	$147,407	$93,412
Net realized gain (loss) on investments	38	18,472	762,329	1,743,260	78,382	1,567,133	2,219,630
Change in net unrealized appreciation (depreciation) on investments	172	157,059	1,008,834	1,815,011	1,336,412	2,882,479	461,767

Net increase (decrease) in net assets resulting from operations	210	2,800,479	1,861,458	3,731,159	1,414,794	4,597,019	2,774,809

POLICY TRANSACTIONS:
Policy owners' net payments	$1,428	$2,958,934	$567,658	$383,256	$161,560	$1,784,543	$480,746
Policy maintenance charges	(209)	(1,745,914)	(355,097)	(489,306)	(123,050)	(1,037,657)	(461,661)
Policy owners' benefits	-	(1,089,500)	(342,947)	(1,307,797)	(186,872)	(495,155)	(847,042)
Net transfers (to) from the Company and/or Subaccounts	2,380	5,509,065	(381,023)	(266,703)	(72,754)	2,046,456	(245,299)
Net Policy loan repayments (withdrawals)	-	(97,730)	(49,749)	(233,165)	(74,598)	(93,508)	(102,068)

Increase (decrease) in net assets resulting from Policy transactions	3,599	5,534,855	(561,158)	(1,913,715)	(295,714)	2,204,679	(1,175,324)

Total increase (decrease) in net assets	3,809	8,335,334	1,300,300	1,817,444	1,119,080	6,801,698	1,599,485

NET ASSETS:
Beginning of period	-	39,112,188	11,329,521	18,689,401	4,599,756	20,206,643	18,870,469

End of period	$3,809	$47,447,522	$12,629,821	$20,506,845	$5,718,836	$27,008,341	$20,469,954

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14,622	$-	$93,427	$91,568	$22,390	$-	$81,474
Net realized gain (loss) on investments	2,128	2,260,762	390,671	1,051,058	601,594	54,447	888,732
Change in net unrealized appreciation (depreciation) on investments	54,081	4,327,057	58,538	1,172,093	327,056	511,677	1,329,559

Net increase (decrease) in net assets resulting from operations	70,831	6,587,819	542,636	2,314,719	951,040	566,124	2,299,765

POLICY TRANSACTIONS:
Policy owners' net payments	$13,588	$615,589	$347,336	$364,055	$117,151	$233,011	$301,344
Policy maintenance charges	(20,144)	(516,190)	(209,241)	(384,364)	(123,059)	(199,848)	(271,979)
Policy owners' benefits	(20,799)	(1,074,362)	(326,551)	(741,664)	(198,169)	(481,762)	(610,903)
Net transfers (to) from the Company and/or Subaccounts	4,922	(1,122,968)	39,740	(312,840)	(62,399)	14,779	(206,563)
Net Policy loan repayments (withdrawals)	(840)	(128,773)	(54,571)	(212,796)	(118,746)	(29,084)	(123,760)

Increase (decrease) in net assets resulting from Policy transactions	(23,273)	(2,226,704)	(203,287)	(1,287,609)	(385,222)	(462,904)	(911,861)

Total increase (decrease) in net assets	47,558	4,361,115	339,349	1,027,110	565,818	103,220	1,387,904

NET ASSETS:
Beginning of period	617,732	21,630,364	7,646,639	12,205,007	6,036,153	8,509,141	12,509,436

End of period	$665,290	$25,991,479	$7,985,988	$13,232,117	$6,601,971	$8,612,361	$13,897,340

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$661,567	$527,849	$131,218	$310,273	$14,581	$24,436	$293,051
Net realized gain (loss) on investments	1,920	1,105,873	175,194	1,706,920	22,936	(6)	835
Change in net unrealized appreciation (depreciation) on investments	(285,004)	(49,127)	324,765	252,614	23,059	(11,036)	152,638

Net increase (decrease) in net assets resulting from operations	378,483	1,584,595	631,177	2,269,807	60,576	13,394	446,524

POLICY TRANSACTIONS:
Policy owners' net payments	$725,353	$503,770	$131,532	$676,793	$25,637	$4,354	$1,058,207
Policy maintenance charges	(423,873)	(554,425)	(159,596)	(472,854)	(11,860)	(7,472)	(593,543)
Policy owners' benefits	(540,197)	(1,045,705)	(260,183)	(868,675)	(6,435)	(1,472)	(58,571)
Net transfers (to) from the Company and/or Subaccounts	1,013,639	61,254	25,755	17,160	(702,624)	4,643	3,933,058
Net Policy loan repayments (withdrawals)	(86,927)	(239,443)	(1,855)	(61,893)	129	(1,232)	(11,187)

Increase (decrease) in net assets resulting from Policy transactions	687,995	(1,274,549)	(264,347)	(709,469)	(695,153)	(1,179)	4,327,964

Total increase (decrease) in net assets	1,066,478	310,046	366,830	1,560,338	(634,577)	12,215	4,774,488

NET ASSETS:
Beginning of period	15,334,910	20,976,985	5,259,476	19,972,657	634,577	377,493	5,918,355

End of period	$16,401,388	$21,287,031	$5,626,306	$21,532,995	$-	$389,708	$10,692,843

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class	PIMCO Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,254	$89,077	$321,915	$9,679	$136,224	$54,063	$1,242,751
Net realized gain (loss) on investments	47	(190)	134	(4,021)	39	437	1,117
Change in net unrealized appreciation (depreciation) on investments	(97,128)	9,658	(66,835)	134	23,979	8,557	(470,503)

Net increase (decrease) in net assets resulting from operations	(67,827)	98,545	255,214	5,792	160,242	63,057	773,365

POLICY TRANSACTIONS:
Policy owners' net payments	$40,870	$66,820	$687,778	$1,176	$146,974	$107,580	$1,485,399
Policy maintenance charges	(27,791)	(72,147)	(390,976)	(436)	(72,896)	(60,093)	(864,009)
Policy owners' benefits	(511)	(80,530)	(351,659)	-	(25,368)	(224)	(843,754)
Net transfers (to) from the Company and/or Subaccounts	260,381	93,651	1,074,381	(61,471)	138,448	271,430	2,394,424
Net Policy loan repayments (withdrawals)	(5,605)	(448)	7,415	-	(334)	(12,714)	(136,000)

Increase (decrease) in net assets resulting from Policy transactions	267,344	7,346	1,026,939	(60,731)	186,824	305,979	2,036,060

Total increase (decrease) in net assets	199,517	105,891	1,282,153	(54,939)	347,066	369,036	2,809,425

NET ASSETS:
Beginning of period	957,897	2,186,194	12,016,965	54,939	2,590,301	875,958	29,792,768

End of period	$1,157,414	$2,292,085	$13,299,118	$-	$2,937,367	$1,244,994	$32,602,193

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund	Templeton Developing Markets VIP Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$296,815	$256	$-	$19,380	$119,729	$27,280	$18,637
Net realized gain (loss) on investments	21,885	900	96,698	68,185	502,055	162,572	5,225
Change in net unrealized appreciation (depreciation) on investments	(105,356)	12,873	58,427	(38,593)	(229,740)	104,143	10,179

Net increase (decrease) in net assets resulting from operations	213,344	14,029	155,125	48,972	392,044	293,995	34,041

POLICY TRANSACTIONS:
Policy owners' net payments	$693,992	$24,740	$39,175	$163,674	$589,164	$16,610	$70,911
Policy maintenance charges	(414,781)	(5,050)	(21,569)	(81,993)	(316,453)	(28,831)	(34,067)
Policy owners' benefits	(33,318)	-	(39,352)	(8,332)	(232,140)	-	(35)
Net transfers (to) from the Company and/or Subaccounts	1,909,679	32,372	(26,744)	360,352	(72,436)	530,397	60,316
Net Policy loan repayments (withdrawals)	(7,793)	-	(549)	(6)	(44,913)	-	(36,267)

Increase (decrease) in net assets resulting from Policy transactions	2,147,779	52,062	(49,039)	433,695	(76,778)	518,176	60,858

Total increase (decrease) in net assets	2,361,123	66,091	106,086	482,667	315,266	812,171	94,899

NET ASSETS:
Beginning of period	5,601,095	52,098	1,163,292	1,154,648	11,727,023	86,820	367,118

End of period	$7,962,218	$118,189	$1,269,378	$1,637,315	$12,042,289	$898,991	$462,017

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$65,489	$267,683	$-	$163,267	$27,051	$1,636	$1,530
Net realized gain (loss) on investments	13,091	11,499	14,033	203,604	18,425	1,544	361
Change in net unrealized appreciation (depreciation) on investments	42,918	(360,024)	(1,446,077)	549,979	130,414	11,341	2,958

Net increase (decrease) in net assets resulting from operations	121,498	(80,842)	(1,432,044)	916,850	175,890	14,521	4,849

POLICY TRANSACTIONS:
Policy owners' net payments	$71,701	$366,756	$460,724	$553,994	$358,636	$7,657	$3,247
Policy maintenance charges	(44,021)	(249,969)	(372,136)	(451,908)	(139,009)	(3,839)	(2,638)
Policy owners' benefits	(15,472)	(353,749)	(339,134)	(658,516)	(14,523)	-	-
Net transfers (to) from the Company and/or Subaccounts	16,362	234,278	1,532,083	(302,230)	771,459	(2,336)	634
Net Policy loan repayments (withdrawals)	5,608	(25,564)	(52,910)	(16,111)	(3,863)	-	-

Increase (decrease) in net assets resulting from Policy transactions	34,178	(28,248)	1,228,627	(874,771)	972,700	1,482	1,243

Total increase (decrease) in net assets	155,676	(109,090)	(203,417)	42,079	1,148,590	16,003	6,092

NET ASSETS:
Beginning of period	1,567,210	10,689,920	12,181,126	17,170,174	1,012,444	118,467	70,057

End of period	$1,722,886	$10,580,830	$11,977,709	$17,212,253	$2,161,034	$134,470	$76,149

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Capital Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$13,268	$819	$121,243	$39,874	$163,846	$6,648	$286,863
Net realized gain (loss) on investments	4,169	302	26,923	5,771	122,161	5,138	592,423
Change in net unrealized appreciation (depreciation) on investments	11,631	808	552,085	240,428	318,822	15,716	2,241,391

Net increase (decrease) in net assets resulting from operations	29,068	1,929	700,251	286,073	604,829	27,502	3,120,677

POLICY TRANSACTIONS:
Policy owners' net payments	$42,519	$4,961	$954,138	$235,616	$988,945	$32,722	$4,275,784
Policy maintenance charges	(27,613)	(1,383)	(496,066)	(84,822)	(543,994)	(7,271)	(2,220,636)
Policy owners' benefits	(142)	(24)	(22,445)	(4,951)	(50,302)	-	(189,431)
Net transfers (to) from the Company and/or Subaccounts	94,087	(2,531)	1,785,534	4,080	1,962,876	99	7,948,367
Net Policy loan repayments (withdrawals)	-	-	(4,332)	(1,948)	12,313	-	(566)

Increase (decrease) in net assets resulting from Policy transactions	108,851	1,023	2,216,829	147,975	2,369,838	25,550	9,813,518

Total increase (decrease) in net assets	137,919	2,952	2,917,080	434,048	2,974,667	53,052	12,934,195

NET ASSETS:
Beginning of period	396,101	31,908	5,828,294	2,613,841	6,148,867	313,338	21,807,056

End of period	$534,020	$34,860	$8,745,374	$3,047,889	$9,123,534	$366,390	$34,741,251

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15,889	$113,487	$675	$853	$27,087	$946	$25,604
Net realized gain (loss) on investments	44,496	245,162	2,707	26,138	75,290	1,086	23,593
Change in net unrealized appreciation (depreciation) on investments	5,222	222,784	26,629	(214)	51,030	8,049	(23,546)

Net increase (decrease) in net assets resulting from operations	65,607	581,433	30,011	26,777	153,407	10,081	25,651

POLICY TRANSACTIONS:
Policy owners' net payments	$6,754	$420,982	$3,613	$784	$290,253	$8,641	$99,086
Policy maintenance charges	(7,089)	(287,985)	(12,235)	(351)	(159,459)	(3,488)	(41,862)
Policy owners' benefits	-	(10,412)	-	-	(3,422)	-	(4,436)
Net transfers (to) from the Company and/or Subaccounts	88,843	1,167,671	149,998	(53,435)	1,337,131	1,216	327,959
Net Policy loan repayments (withdrawals)	-	(50,762)	-	-	(6,720)	-	(3,638)

Increase (decrease) in net assets resulting from Policy transactions	88,508	1,239,494	141,376	(53,002)	1,457,783	6,369	377,109

Total increase (decrease) in net assets	154,115	1,820,927	171,387	(26,225)	1,611,190	16,450	402,760

NET ASSETS:
Beginning of period	55,354	3,280,229	46,862	30,807	1,944,962	62,993	772,167

End of period	$209,469	$5,101,156	$218,249	$4,582	$3,556,152	$79,443	$1,174,927

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$761,014	$21,946	$24,418
Net realized gain (loss) on investments	564	40	134,613
Change in net unrealized appreciation (depreciation) on investments	383,989	(32,032)	246,426

Net increase (decrease) in net assets resulting from operations	1,145,567	(10,046)	405,457

POLICY TRANSACTIONS:
Policy owners' net payments	$3,907,671	$108,401	$116,771
Policy maintenance charges	(1,873,009)	(14,194)	(27,828)
Policy owners' benefits	(143,311)	-	-
Net transfers (to) from the Company and/or Subaccounts	7,953,590	1,647,357	849,549
Net Policy loan repayments (withdrawals)	21,089	-	-

Increase (decrease) in net assets resulting from Policy transactions	9,866,030	1,741,564	938,492

Total increase (decrease) in net assets	11,011,597	1,731,518	1,343,949

NET ASSETS:
Beginning of period	18,740,776	726,856	1,699,883

End of period	$29,752,373	$2,458,374	$3,043,832

Note: Totals may not appear to foot/crossfoot due to rounding.

   (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$138,034	$99,495	$247,535	$30,920	$5,937	$75,308	$33,067
Net realized gain (loss) on investments	189,651	167,986	1,367,721	261,866	31,045	632,501	527,223
Change in net unrealized appreciation (depreciation) on investments	406,464	324,320	2,233,821	390,018	295,020	2,875,622	2,364,961

Net increase (decrease) in net assets resulting from operations	734,149	591,801	3,849,077	682,804	332,002	3,583,431	2,925,251

POLICY TRANSACTIONS:
Policy owners' net payments	670,306	288,613	3,235,352	285,506	118,274	1,432,038	628,325
Policy maintenance charges	(391,530)	(160,572)	(1,575,942)	(99,803)	(77,139)	(812,388)	(321,689)
Policy owners' benefits	(18,027)	(79,801)	(110,228)	(88,060)	(50,202)	(54,576)	(145,261)
Net transfers (to) from the Company and/or Subaccounts	1,092,076	49,582	7,190,858	(55,905)	16,343	3,706,640	(150,854)
Net Policy loan repayments (withdrawals)	9,366	730	47,675	(10,341)	(6,639)	25,055	(38,404)

Increase (decrease) in net assets resulting from Policy transactions	1,362,191	98,552	8,787,715	31,397	637	4,296,769	(27,883)

Total increase (decrease) in net assets	2,096,340	690,353	12,636,792	714,201	332,639	7,880,200	2,897,368

NET ASSETS:
Beginning of period	4,133,434	4,078,808	12,898,174	3,003,428	2,058,108	7,217,861	7,517,899

End of period	$6,229,774	$4,769,161	$25,534,966	$3,717,629	$2,390,747	$15,098,061	$10,415,267

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$154,543	$38,122	$315,575	$25,752	$148,050	$921	$1
Net realized gain (loss) on investments	430,006	754	18,484	1,718	79,993	320	37
Change in net unrealized appreciation (depreciation) on investments	1,458,933	366,838	2,002,439	221,903	1,036,479	7,733	264

Net increase (decrease) in net assets resulting from operations	2,043,482	405,714	2,336,498	249,373	1,264,522	8,974	302

POLICY TRANSACTIONS:
Policy owners' net payments	1,117,602	131,099	2,898,248	190,772	610,161	-	-
Policy maintenance charges	(578,871)	(100,267)	(1,377,464)	(66,054)	(253,767)	(1,098)	(70)
Policy owners' benefits	(73,654)	(66,913)	(79,656)	(49,649)	(168,573)	-	-
Net transfers (to) from the Company and/or Subaccounts	2,534,983	145,116	6,559,782	19,013	(192,993)	-	28,540
Net Policy loan repayments (withdrawals)	51,029	(35,042)	16,157	(10,073)	(79,587)	(34)	1

Increase (decrease) in net assets resulting from Policy transactions	3,051,089	73,993	8,017,067	84,009	(84,759)	(1,132)	28,471

Total increase (decrease) in net assets	5,094,571	479,707	10,353,565	333,382	1,179,763	7,842	28,773

NET ASSETS:
Beginning of period	6,231,002	2,542,944	10,937,981	1,508,721	7,335,523	53,984	-

End of period	$11,325,573	$3,022,651	$21,291,546	$1,842,103	$8,515,286	$61,826	$28,773

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$516	$-	$-	$6	$138,012	$59,577	$-
Net realized gain (loss) on investments	18,548	4,532	208	35	3,803	13,343	1
Change in net unrealized appreciation (depreciation) on investments	273,941	848,148	142,613	301	353,745	89,392	-

Net increase (decrease) in net assets resulting from operations	293,005	852,680	142,821	342	495,560	162,312	1

POLICY TRANSACTIONS:
Policy owners' net payments	136,139	1,819,531	95,009	-	786,574	164,859	57
Policy maintenance charges	(70,311)	(807,816)	(36,072)	(106)	(344,539)	(91,431)	-
Policy owners' benefits	(83,838)	(54,477)	(36,550)	-	(26,969)	(544)	(115)
Net transfers (to) from the Company and/or Subaccounts	(30,419)	4,045,478	74,178	55,138	1,264,638	349,581	57
Net Policy loan repayments (withdrawals)	(21,922)	14,353	(2,104)	(1)	5,105	(6,349)	-

Increase (decrease) in net assets resulting from Policy transactions	(70,351)	5,017,069	94,461	55,031	1,684,809	416,116	(1)

Total increase (decrease) in net assets	222,654	5,869,749	237,282	55,373	2,180,369	578,428	-

NET ASSETS:
Beginning of period	2,340,389	6,614,448	1,657,612	-	2,557,764	745,561	-

End of period	$2,563,043	$12,484,197	$1,894,894	$55,373	$4,738,133	$1,323,989	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$38,695	$83	$201,643	$189,975	$61,717	$15,678	$25,978
Net realized gain (loss) on investments	23,998	376	(3,574)	2,046,149	81,401	6,255	6,185
Change in net unrealized appreciation (depreciation) on investments	100,750	620	(23,424)	11,478,200	198,461	23,886	64,695

Net increase (decrease) in net assets resulting from operations	163,443	1,079	174,645	13,714,324	341,579	45,819	96,858

POLICY TRANSACTIONS:
Policy owners' net payments	136,693	-	657,423	1,977,175	125,249	5,570	23,378
Policy maintenance charges	(97,576)	(82)	(337,945)	(1,313,931)	(140,538)	(7,775)	(20,578)
Policy owners' benefits	(5,047)	-	(23,817)	(1,384,142)	(293,539)	(21,101)	(17,450)
Net transfers (to) from the Company and/or Subaccounts	671,876	4,825	2,102,611	(1,298,273)	29,581	6,864	(40)
Net Policy loan repayments (withdrawals)	85	(1)	15,378	(213,107)	10,669	(11,494)	-

Increase (decrease) in net assets resulting from Policy transactions	706,031	4,742	2,413,650	(2,232,278)	(268,578)	(27,936)	(14,690)

Total increase (decrease) in net assets	869,474	5,821	2,588,295	11,482,046	73,001	17,883	82,168

NET ASSETS:
Beginning of period	974,335	-	2,897,699	41,554,961	3,456,178	436,709	791,037

End of period	$1,843,809	$5,821	$5,485,994	$53,037,007	$3,529,179	$454,592	$873,205

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,174	$522,361	$440,024	$170,565	$362,520	$21,580
Net realized gain (loss) on investments	9,674	173,037	225,202	378,540	759	(461)	98,262
Change in net unrealized appreciation (depreciation) on investments	1,093,144	797,306	6,483,258	6,467,212	183,907	477,747	333,052

Net increase (decrease) in net assets resulting from operations	1,102,818	971,517	7,230,821	7,285,776	355,231	839,806	452,894

POLICY TRANSACTIONS:
Policy owners' net payments	434,097	125,203	5,287,575	1,136,633	767,345	565,016	473,443
Policy maintenance charges	(223,986)	(84,931)	(2,662,474)	(882,245)	(418,216)	(444,755)	(246,212)
Policy owners' benefits	(18,831)	(169,112)	(149,350)	(584,877)	(24,051)	(345,179)	(11,892)
Net transfers (to) from the Company and/or Subaccounts	1,054,100	(151,371)	13,876,720	(774,237)	2,877,815	820,870	673,878
Net Policy loan repayments (withdrawals)	(215,980)	13,737	38,598	(246,029)	7,071	(19,239)	3,656

Increase (decrease) in net assets resulting from Policy transactions	1,029,400	(266,474)	16,391,069	(1,350,755)	3,209,964	576,713	892,873

Total increase (decrease) in net assets	2,132,218	705,043	23,621,890	5,935,021	3,565,195	1,416,519	1,345,767

NET ASSETS:
Beginning of period	1,993,892	2,756,282	20,139,778	28,276,005	3,527,258	13,602,650	2,504,148

End of period	$4,126,110	$3,461,325	$43,761,668	$34,211,026	$7,092,453	$15,019,169	$3,849,915

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$131,441	$-	$191,550	$44,689	$956,216	$917,661	$241,262
Net realized gain (loss) on investments	728,592	101,932	415,246	51,325	1,178,149	4,404,186	2,812,074
Change in net unrealized appreciation (depreciation) on investments	2,709,196	1,934,834	268,576	(15,735)	(555,946)	879,432	1,054

Net increase (decrease) in net assets resulting from operations	3,569,229	2,036,766	875,372	80,279	1,578,419	6,201,279	3,054,390

POLICY TRANSACTIONS:
Policy owners' net payments	1,237,970	193,559	1,613,379	159,052	646,472	2,196,663	933,076
Policy maintenance charges	(739,625)	(144,071)	(763,800)	(64,114)	(619,351)	(1,518,929)	(706,085)
Policy owners' benefits	(644,206)	(109,360)	(62,376)	(663)	(722,704)	(1,605,609)	(592,663)
Net transfers (to) from the Company and/or Subaccounts	64,902	(213,648)	3,837,253	294,082	302,998	(536,917)	40,097
Net Policy loan repayments (withdrawals)	(168,280)	(154,726)	14,114	87	(47,298)	(285,277)	(104,730)

Increase (decrease) in net assets resulting from Policy transactions	(249,239)	(428,246)	4,638,570	388,444	(439,883)	(1,750,069)	(430,305)

Total increase (decrease) in net assets	3,319,990	1,608,520	5,513,942	468,723	1,138,536	4,451,210	2,624,085

NET ASSETS:
Beginning of period	23,744,749	4,710,924	6,205,590	637,769	18,657,948	47,045,390	25,602,350

End of period	$27,064,739	$6,319,444	$11,719,532	$1,106,492	$19,796,484	$51,496,600	$28,226,435

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$25,765	$-	$406,348	$410,169	$24,542	$180,104	$70,905
Net realized gain (loss) on investments	285,077	11,982	(921)	3,807	91	7,329	5,761
Change in net unrealized appreciation (depreciation) on investments	298,561	1,323,422	264,515	470,559	26,801	941,217	406,692

Net increase (decrease) in net assets resulting from operations	609,403	1,335,404	669,942	884,535	51,434	1,128,650	483,358

POLICY TRANSACTIONS:
Policy owners' net payments	224,987	231,531	833,825	2,370,910	105,690	260,476	154,293
Policy maintenance charges	(115,820)	(141,233)	(538,339)	(1,133,033)	(31,742)	(239,983)	(78,651)
Policy owners' benefits	(143,266)	(104,111)	(536,290)	(48,803)	(20,206)	(194,268)	(70,937)
Net transfers (to) from the Company and/or Subaccounts	(71,605)	(35,942)	802,284	6,316,849	36,707	(126,224)	(112,158)
Net Policy loan repayments (withdrawals)	1,270	(35,960)	(92,593)	20,279	2,544	(121,681)	(1,932)

Increase (decrease) in net assets resulting from Policy transactions	(104,434)	(85,715)	468,887	7,526,202	92,993	(421,680)	(109,385)

Total increase (decrease) in net assets	504,969	1,249,689	1,138,829	8,410,737	144,427	706,970	373,973

NET ASSETS:
Beginning of period	4,852,841	5,021,649	14,697,117	9,235,996	820,746	6,222,325	2,671,863

End of period	$5,357,810	$6,271,338	$15,835,946	$17,646,733	$965,173	$6,929,295	$3,045,836

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$244,797	$41,819	$-	$145,142	$52,735	$90,922	$4,689
Net realized gain (loss) on investments	1,218,221	244,704	23,667	359,248	184,958	80	1,437
Change in net unrealized appreciation (depreciation) on investments	245,134	44,680	456,498	1,011,671	533,580	1,478,091	96,348

Net increase (decrease) in net assets resulting from operations	1,708,152	331,203	480,165	1,516,061	771,273	1,569,093	102,474

POLICY TRANSACTIONS:
Policy owners' net payments	351,843	66,180	110,294	1,636,258	417,245	229,779	21,890
Policy maintenance charges	(430,523)	(63,194)	(67,544)	(841,947)	(243,585)	(210,084)	(13,902)
Policy owners' benefits	(705,505)	(79,102)	(97,524)	(210,108)	(166,677)	(93,392)	(26,478)
Net transfers (to) from the Company and/or Subaccounts	(69,840)	11,246	(2,977)	3,948,594	129,114	8,464	16,027
Net Policy loan repayments (withdrawals)	(135,624)	(5,945)	(6,232)	(19,808)	(19,503)	(34,074)	6

Increase (decrease) in net assets resulting from Policy transactions	(989,649)	(70,815)	(63,983)	4,512,989	116,594	(99,307)	(2,457)

Total increase (decrease) in net assets	718,503	260,388	416,182	6,029,050	887,867	1,469,786	100,017

NET ASSETS:
Beginning of period	13,840,663	2,670,475	2,604,601	9,474,826	6,741,422	8,212,620	534,406

End of period	$14,559,166	$2,930,863	$3,020,783	$15,503,876	$7,629,289	$9,682,406	$634,423

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$81,756	$461	$-	$18,698	$-
Net realized gain (loss) on investments	838,379	378,915	(66,280)	(3,608)	244,339	1,071,564	(127)
Change in net unrealized appreciation (depreciation) on investments	4,651,224	1,862,035	2,522,679	26,046	1,991,836	(366,931)	34,879

Net increase (decrease) in net assets resulting from operations	5,489,603	2,240,950	2,538,155	22,899	2,236,175	723,331	34,752

POLICY TRANSACTIONS:
Policy owners' net payments	346,614	273,929	266,692	1,295	144,484	278,849	18,851
Policy maintenance charges	(471,118)	(199,033)	(322,547)	(2,839)	(180,245)	(147,111)	(14,109)
Policy owners' benefits	(772,350)	(171,761)	(550,994)	(3,273)	(238,282)	(143,163)	(22,596)
Net transfers (to) from the Company and/or Subaccounts	(253,070)	(456,226)	19,119	(980)	(122,244)	(139,387)	17,879
Net Policy loan repayments (withdrawals)	(61,261)	(35,934)	(41,711)	(24,262)	(125,835)	(34,085)	(980)

Increase (decrease) in net assets resulting from Policy transactions	(1,211,185)	(589,025)	(629,441)	(30,059)	(522,122)	(184,897)	(955)

Total increase (decrease) in net assets	4,278,418	1,651,925	1,908,714	(7,160)	1,714,053	538,434	33,797

NET ASSETS:
Beginning of period	13,392,095	5,436,788	10,913,602	114,165	5,533,474	4,771,687	548,544

End of period	$17,670,513	$7,088,713	$12,822,316	$107,005	$7,247,527	$5,310,121	$582,341

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$871,313	$-	$-	$45,922	$526,416	$-
Net realized gain (loss) on investments	113,823	5,512,041	18,811	10	188,125	1,670,952	83,962
Change in net unrealized appreciation (depreciation) on investments	4,014,282	(838,998)	1,273,629	52,527	(35,183)	792,753	1,673,777

Net increase (decrease) in net assets resulting from operations	4,128,105	5,544,356	1,292,440	52,537	198,864	2,990,121	1,757,739

POLICY TRANSACTIONS:
Policy owners' net payments	370,162	1,204,712	318,399	51,198	291,953	1,166,865	595,093
Policy maintenance charges	(384,925)	(1,248,090)	(284,965)	(16,127)	(141,066)	(942,052)	(280,160)
Policy owners' benefits	(499,787)	(2,021,189)	(421,928)	-	-	(1,085,665)	(263,561)
Net transfers (to) from the Company and/or Subaccounts	(98,733)	(265,089)	185,048	16,940	708,742	315,406	(335,008)
Net Policy loan repayments (withdrawals)	(25,166)	(162,487)	(16,599)	(11)	(125)	(168,876)	(139,327)

Increase (decrease) in net assets resulting from Policy transactions	(638,449)	(2,492,143)	(220,045)	52,000	859,504	(714,322)	(422,963)

Total increase (decrease) in net assets	3,489,656	3,052,213	1,072,395	104,537	1,058,368	2,275,799	1,334,776

NET ASSETS:
Beginning of period	11,786,392	46,583,921	9,855,245	375,107	1,441,503	29,438,387	9,971,060

End of period	$15,276,048	$49,636,134	$10,927,640	$479,644	$2,499,871	$31,714,186	$11,305,836

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$68,843	$10,552	$-	$85,824	$762,682	$92,288	$-
Net realized gain (loss) on investments	3,923,144	288	(41,932)	(8,800)	6,165,290	843,620	861
Change in net unrealized appreciation (depreciation) on investments	4,911,300	64,717	1,136,148	127,652	(1,209,316)	1,354,054	2,169

Net increase (decrease) in net assets resulting from operations	8,903,287	75,557	1,094,216	204,676	5,718,656	2,289,962	3,030

POLICY TRANSACTIONS:
Policy owners' net payments	1,214,800	43,658	582,342	203,159	1,896,431	254,041	17,036
Policy maintenance charges	(853,567)	(28,310)	(503,233)	(181,197)	(1,475,800)	(324,981)	(6,769)
Policy owners' benefits	(913,729)	(16,410)	(621,715)	(337,107)	(1,628,421)	(571,740)	-
Net transfers (to) from the Company and/or Subaccounts	(1,173,413)	49,052	87,622	162,004	(157,252)	(69,250)	44,872
Net Policy loan repayments (withdrawals)	(162,020)	(6,201)	(20,418)	(66,251)	(245,695)	(22,074)	-

Increase (decrease) in net assets resulting from Policy transactions	(1,887,929)	41,789	(475,402)	(219,392)	(1,610,737)	(734,004)	55,139

Total increase (decrease) in net assets	7,015,358	117,346	618,814	(14,716)	4,107,919	1,555,958	58,169

NET ASSETS:
Beginning of period	26,101,649	809,048	12,608,675	4,766,296	46,028,374	10,123,125	-

End of period	$33,117,007	$926,394	$13,227,489	$4,751,580	$50,136,293	$11,679,083	$58,169

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$425,561	$1,961,884	$63,061	$169,008	$-	$156,290
Net realized gain (loss) on investments	68,804	-	(4,147)	332,009	406,710	12,266	1,106,587
Change in net unrealized appreciation (depreciation) on investments	369,841	-	391,978	1,066,645	1,649,259	442,364	1,494,771

Net increase (decrease) in net assets resulting from operations	438,645	425,561	2,349,715	1,461,715	2,224,977	454,630	2,757,648

POLICY TRANSACTIONS:
Policy owners' net payments	200,185	771,917	2,587,330	587,891	391,847	164,048	1,320,159
Policy maintenance charges	(85,793)	(594,244)	(1,534,138)	(351,669)	(506,886)	(126,523)	(784,938)
Policy owners' benefits	(51,148)	(1,828,681)	(1,226,166)	(246,108)	(744,906)	(177,557)	(758,669)
Net transfers (to) from the Company and/or Subaccounts	80,373	1,242,421	3,203,073	(107,475)	(108,672)	147,792	1,453,313
Net Policy loan repayments (withdrawals)	(20,317)	(4,614)	(141,276)	(84,654)	(76,581)	(14,622)	(299)

Increase (decrease) in net assets resulting from Policy transactions	123,300	(413,201)	2,888,823	(202,015)	(1,045,198)	(6,862)	1,229,566

Total increase (decrease) in net assets	561,945	12,360	5,238,538	1,259,700	1,179,779	447,768	3,987,214

NET ASSETS:
Beginning of period	2,589,967	9,710,552	33,873,650	10,069,821	17,509,622	4,151,988	16,219,429

End of period	$3,151,912	$9,722,912	$39,112,188	$11,329,521	$18,689,401	$4,599,756	$20,206,643

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Mid Cap Stock Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$84,174	$7,189	$-	$34,810	$84,605	$16,337	$-
Net realized gain (loss) on investments	570,772	2,999	1,658,309	588,661	674,506	290,920	19,254
Change in net unrealized appreciation (depreciation) on investments	1,945,163	51,960	4,340,504	550,850	1,284,291	889,578	1,078,690

Net increase (decrease) in net assets resulting from operations	2,600,109	62,148	5,998,813	1,174,321	2,043,402	1,196,835	1,097,944

POLICY TRANSACTIONS:
Policy owners' net payments	513,442	18,192	649,156	380,679	387,463	124,670	235,902
Policy maintenance charges	(485,952)	(20,969)	(492,475)	(223,155)	(377,420)	(146,420)	(216,682)
Policy owners' benefits	(770,806)	(17,320)	(637,339)	(214,713)	(581,571)	(102,253)	(263,925)
Net transfers (to) from the Company and/or Subaccounts	(143,416)	(8,101)	(718,911)	(268,745)	(143,344)	16,258	161,512
Net Policy loan repayments (withdrawals)	(187,136)	(3,766)	(131,022)	(115,763)	(264,643)	(180,549)	(84,442)

Increase (decrease) in net assets resulting from Policy transactions	(1,073,868)	(31,964)	(1,330,591)	(441,697)	(979,515)	(288,294)	(167,635)

Total increase (decrease) in net assets	1,526,241	30,184	4,668,222	732,624	1,063,887	908,541	930,309

NET ASSETS:
Beginning of period	17,344,228	587,548	16,962,142	6,914,015	11,141,120	5,127,612	7,578,832

End of period	$18,870,469	$617,732	$21,630,364	$7,646,639	$12,205,007	$6,036,153	$8,509,141

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$59,919	$442,773	$414,148	$184,248	$268,552	$11,289	$7,948
Net realized gain (loss) on investments	656,161	6,488	857,707	277,449	1,354,589	2,052	(11)
Change in net unrealized appreciation (depreciation) on investments	1,670,819	573,746	723,218	(571,597)	(198,028)	48,781	13,530

Net increase (decrease) in net assets resulting from operations	2,386,899	1,023,007	1,995,073	(109,900)	1,425,113	62,122	21,467

POLICY TRANSACTIONS:
Policy owners' net payments	323,304	780,530	543,019	144,562	722,837	24,912	4,260
Policy maintenance charges	(278,532)	(453,972)	(585,777)	(166,702)	(484,097)	(11,942)	(7,331)
Policy owners' benefits	(683,203)	(457,081)	(1,071,238)	(147,182)	(673,583)	(28,097)	-
Net transfers (to) from the Company and/or Subaccounts	(248,740)	337,859	483,924	128,172	148,005	33,130	198,849
Net Policy loan repayments (withdrawals)	(47,216)	(136,753)	(112,994)	(36,089)	(127,823)	55	(930)

Increase (decrease) in net assets resulting from Policy transactions	(934,387)	70,583	(743,066)	(77,239)	(414,661)	18,058	194,848

Total increase (decrease) in net assets	1,452,512	1,093,590	1,252,007	(187,139)	1,010,452	80,180	216,315

NET ASSETS:
Beginning of period	11,056,924	14,241,320	19,724,978	5,446,615	18,962,205	554,397	161,178

End of period	$12,509,436	$15,334,910	$20,976,985	$5,259,476	$19,972,657	$634,577	$377,493

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$119,459	$18,057	$75,474	$334,787	$7	$109,817	$36,430
Net realized gain (loss) on investments	109,637	3,178	298	1,079	13	1,532	285
Change in net unrealized appreciation (depreciation) on investments	188,383	17,084	26,964	72,948	(134)	30,804	9,688

Net increase (decrease) in net assets resulting from operations	417,479	38,319	102,736	408,814	(114)	142,153	46,403

POLICY TRANSACTIONS:
Policy owners' net payments	678,539	42,628	72,328	718,610	-	140,169	79,526
Policy maintenance charges	(363,570)	(27,312)	(74,967)	(410,370)	(110)	(75,331)	(48,044)
Policy owners' benefits	(19,339)	(1,818)	(68,691)	(277,785)	-	(47,934)	(18,002)
Net transfers (to) from the Company and/or Subaccounts	2,000,740	212,797	47,351	521,189	55,161	31,657	120,683
Net Policy loan repayments (withdrawals)	8,435	(5,197)	(15,885)	(94,251)	2	(48,758)	12,387

Increase (decrease) in net assets resulting from Policy transactions	2,304,805	221,098	(39,864)	457,393	55,053	(197)	146,550

Total increase (decrease) in net assets	2,722,284	259,417	62,872	866,207	54,939	141,956	192,953

NET ASSETS:
Beginning of period	3,196,071	698,480	2,123,322	11,150,758	-	2,448,345	683,005

End of period	$5,918,355	$957,897	$2,186,194	$12,016,965	$54,939	$2,590,301	$875,958

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Advisor Class	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$977,024	$172,162	$-	$-	$8,569	$71,662	$-
Net realized gain (loss) on investments	(157)	(13,696)	25	6,018	93,769	969,138	16
Change in net unrealized appreciation (depreciation) on investments	645,272	120,161	4,753	182,024	112,811	1,387,582	858

Net increase (decrease) in net assets resulting from operations	1,622,139	278,627	4,778	188,042	215,149	2,428,382	874

POLICY TRANSACTIONS:
Policy owners' net payments	1,573,372	594,144	-	36,728	109,651	601,615	-
Policy maintenance charges	(903,730)	(322,304)	(598)	(21,256)	(59,701)	(322,204)	(206)
Policy owners' benefits	(873,212)	(15,378)	-	(25,233)	(2,382)	(184,498)	-
Net transfers (to) from the Company and/or Subaccounts	1,390,233	1,447,516	47,918	(13,444)	187,352	(347,830)	86,152
Net Policy loan repayments (withdrawals)	(148,262)	1,884	-	(8,527)	561	(68,849)	-

Increase (decrease) in net assets resulting from Policy transactions	1,038,401	1,705,862	47,320	(31,732)	235,481	(321,766)	85,946

Total increase (decrease) in net assets	2,660,540	1,984,489	52,098	156,310	450,630	2,106,616	86,820

NET ASSETS:
Beginning of period	27,132,228	3,616,606	-	1,006,982	704,018	9,620,407	-

End of period	$29,792,768	$5,601,095	$52,098	$1,163,292	$1,154,648	$11,727,023	$86,820

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,496	$30,927	$322,718	$-	$530,500	$11,270	$1,213
Net realized gain (loss) on investments	341	5,488	7,163	(6,095)	14,225	5,002	596
Change in net unrealized appreciation (depreciation) on investments	29,778	142,206	1,574,962	350,323	2,515,057	105,326	15,637

Net increase (decrease) in net assets resulting from operations	37,615	178,621	1,904,843	344,228	3,059,782	121,598	17,446

POLICY TRANSACTIONS:
Policy owners' net payments	57,293	77,325	378,815	478,910	620,246	243,823	7,871
Policy maintenance charges	(29,563)	(49,109)	(263,427)	(406,326)	(476,987)	(84,647)	(3,872)
Policy owners' benefits	(343)	(18,091)	(351,966)	(306,166)	(434,296)	(11,603)	-
Net transfers (to) from the Company and/or Subaccounts	34,289	(7,552)	(464,382)	470,065	(497,837)	313,399	(195)
Net Policy loan repayments (withdrawals)	(7)	(5,463)	(30,538)	(11,867)	(46,847)	(23)	1

Increase (decrease) in net assets resulting from Policy transactions	61,669	(2,890)	(731,498)	224,616	(835,721)	460,949	3,805

Total increase (decrease) in net assets	99,284	175,731	1,173,345	568,844	2,224,061	582,547	21,251

NET ASSETS:
Beginning of period	267,834	1,391,479	9,516,575	11,612,282	14,946,113	429,897	97,216

End of period	$367,118	$1,567,210	$10,689,920	$12,181,126	$17,170,174	$1,012,444	$118,467

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,211	$4,982	$631	$74,982	$31,017	$100,046	$5,065
Net realized gain (loss) on investments	2,401	3,620	1,437	54,798	25,475	70,527	3,792
Change in net unrealized appreciation (depreciation) on investments	4,979	16,765	1,242	556,715	297,782	447,243	27,396

Net increase (decrease) in net assets resulting from operations	8,591	25,367	3,310	686,495	354,274	617,816	36,253

POLICY TRANSACTIONS:
Policy owners' net payments	3,079	14,346	4,629	639,700	237,152	632,193	32,722
Policy maintenance charges	(2,635)	(14,824)	(1,933)	(318,239)	(81,719)	(349,551)	(6,783)
Policy owners' benefits	(36,059)	(5)	-	(14,763)	(16,648)	(11,629)	-
Net transfers (to) from the Company and/or Subaccounts	330	191,370	(2,133)	1,777,183	(10,443)	2,137,649	(386)
Net Policy loan repayments (withdrawals)	-	1	-	(26,930)	28	1,434	(1)

Increase (decrease) in net assets resulting from Policy transactions	(35,285)	190,888	563	2,056,951	128,370	2,410,096	25,552

Total increase (decrease) in net assets	(26,694)	216,255	3,873	2,743,446	482,644	3,027,912	61,805

NET ASSETS:
Beginning of period	96,751	179,846	28,035	3,084,848	2,131,197	3,120,955	251,533

End of period	$70,057	$396,101	$31,908	$5,828,294	$2,613,841	$6,148,867	$313,338

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$140,321	$-	$60,256	$919	$-	$21,872	$774
Net realized gain (loss) on investments	679,793	37	117,710	3,386	(5)	48,809	1,019
Change in net unrealized appreciation (depreciation) on investments	3,012,793	287	57,362	8,965	300	139,782	6,820

Net increase (decrease) in net assets resulting from operations	3,832,907	324	235,328	13,270	295	210,463	8,613

POLICY TRANSACTIONS:
Policy owners' net payments	2,792,852	-	322,431	3,640	164	247,325	3,640
Policy maintenance charges	(1,390,601)	(106)	(193,785)	(3,364)	(72)	(117,085)	(3,133)
Policy owners' benefits	(85,053)	-	(11,176)	(23,286)	(202)	(946)	-
Net transfers (to) from the Company and/or Subaccounts	6,223,482	55,136	886,839	630	30,622	334,282	1,968
Net Policy loan repayments (withdrawals)	16,830	-	6,160	-	-	(551)	-

Increase (decrease) in net assets resulting from Policy transactions	7,557,510	55,030	1,010,469	(22,380)	30,512	463,025	2,475

Total increase (decrease) in net assets	11,390,417	55,354	1,245,797	(9,110)	30,807	673,488	11,088

NET ASSETS:
Beginning of period	10,416,639	-	2,034,432	55,972	-	1,271,474	51,905

End of period	$21,807,056	$55,354	$3,280,229	$46,862	$30,807	$1,944,962	$62,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$13,967	$246,565	$15,854	$15,403
Net realized gain (loss) on investments	26,045	1,166	(1,994)	74,427
Change in net unrealized appreciation (depreciation) on investments	36,761	659,844	21,411	238,050

Net increase (decrease) in net assets resulting from operations	76,773	907,575	35,271	327,880

POLICY TRANSACTIONS:
Policy owners' net payments	75,255	2,506,175	107,609	110,316
Policy maintenance charges	(36,797)	(1,226,684)	(13,311)	(24,498)
Policy owners' benefits	(3,937)	(63,101)	(4,109)	(70,344)
Net transfers (to) from the Company and/or Subaccounts	143,988	6,516,444	14,229	319,728
Net Policy loan repayments (withdrawals)	3,134	17,408	1,593	(1)

Increase (decrease) in net assets resulting from Policy transactions	181,643	7,750,242	106,011	335,201

Total increase (decrease) in net assets	258,416	8,657,817	141,282	663,081

NET ASSETS:
Beginning of period	513,751	10,082,959	585,574	1,036,802

End of period	$772,167	$18,740,776	$726,856	$1,699,883

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Protective Life Variable Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on June 19, 1996, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Policy owners’ net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is a list of the variable life insurance products funded by the Separate Account:

Premiere I	Protective Premiere Executive
Premiere II	Protective Strategic Objectives VUL
Premiere II (2003)	Protective Strategic Objectives II VUL
Premiere III	Protector
Preserver	Provider
Preserver II	Single Premium Plus
Protective Investors Benefit Advisory VUL	Survivor
Protective Investors Choice VUL	Transitions

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 143 Subaccounts, as follows:

American Funds IS Asset Allocation Fund, Class 1

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 1

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 1

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 1

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I (a)

Calvert VP SRI Balanced Portfolio

ClearBridge Variable Mid Cap Portfolio, Class I (a)

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class II

Dimensional VA Global Moderate Allocation Portfolio, Institutional (a)

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio (a)

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio (a)

Dimensional VIT Inflation Protected Securities Portfolio, Institutional

Fidelity VIP Balanced Portfolio, Initial Class (a)

Fidelity VIP Contrafund Portfolio, Service Class

Fidelity VIP Equity-Income Portfolio, Service Class

Fidelity VIP Freedom Funds 2015 Portfolio, Service Class

Fidelity VIP Freedom Funds 2020 Portfolio, Service Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Service Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Service Class

Fidelity VIP Mid Cap Portfolio, Initial Class

Fidelity VIP Mid Cap Portfolio, Service Class

Franklin DynaTech VIP Fund

Franklin Growth and Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares

Goldman Sachs VIT Core Fixed Income Fund, Service Shares

Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

Goldman Sachs VIT International Equity Insights Fund, Service Shares

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

Goldman Sachs VIT Large Cap Value Fund, Service Shares

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

Invesco V.I. Capital Appreciation Fund, Series I

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Main Street Fund, Series I

Invesco V.I. S&P 500 Buffer Fund, December Series I (a)

Invesco V.I. S&P 500 Buffer Fund, June Series I (a)

Invesco V.I. S&P 500 Buffer Fund, March Series I (a)

Invesco V.I. S&P 500 Buffer Fund, September Series I (a)

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares (a)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Lord Abbett Series Fund Inc. Dividend Growth Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

MFS Emerging Markets Equity Portfolio, Service Class

MFS Growth Series, Initial Class

MFS International Intrinsic Value Portfolio, Service Class

MFS Investors Trust Series, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS New Discovery Series, Initial Class

MFS Research Series, Initial Class

MFS Total Return Bond Series, Service Class

MFS Total Return Series, Initial Class

MFS Utilities Series, Initial Class

MFS Value Series, Service Class

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

PIMCO All Asset Portfolio

PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Real Return Portfolio, Institutional Class (a)

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Institutional Class

PIMCO Total Return Portfolio, Advisor Class

PIMCO Total Return Portfolio, Institutional Class

Putnam VT Sustainable Leaders Fund, Class IA (a)

Royce Capital Fund Micro Cap Portfolio, Service Class

Royce Capital Fund Small Cap Portfolio

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab S&P 500 Index Fund (a)

Templeton Developing Markets VIP Fund

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

TOPS Aggressive Growth ETF Portfolio, Class 1

TOPS Aggressive Growth ETF Portfolio, Class 2

TOPS Balanced ETF Portfolio, Class 2

TOPS Conservative ETF Portfolio, Class 1

TOPS Conservative ETF Portfolio, Class 2

TOPS Growth ETF Portfolio, Class 1

TOPS Growth ETF Portfolio, Class 2

TOPS Moderate Growth ETF Portfolio, Class 1

TOPS Moderate Growth ETF Portfolio, Class 2

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio (a)

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Growth Portfolio (a)

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

(a) See Subaccount Changes tables below.

Subaccount Change: Closed Subaccount
During 2024, the following Subaccount was closed:

Subaccount Name	Date of Closure
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 6, 2024

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
BlackRock Global Allocation V.I. Fund, Class I	February 2, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	June 20, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	August 4, 2023
Dimensional VA Short-Term Fixed Portfolio	August 4, 2023
Dimensional VA US Targeted Value Portfolio	October 26, 2023
Fidelity VIP Balanced Portfolio, Initial Class	July 19, 2024
Invesco V.I. S&P 500 Buffer Fund, December Series I	October 16, 2024
Invesco V.I. S&P 500 Buffer Fund, June Series I	September 12, 2023
Invesco V.I. S&P 500 Buffer Fund, March Series I	April 23, 2024
Invesco V.I. S&P 500 Buffer Fund, September Series I	March 11, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	February 2, 2024

PIMCO Real Return Portfolio, Institutional Class	August 4, 2023
Putnam VT Sustainable Leaders Fund, Class IA	September 11, 2023
Schwab S&P 500 Index Fund	August 4, 2023
Vanguard VIF Conservative Allocation Portfolio	August 4, 2023
Vanguard VIF Growth Portfolio	August 4, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
American Funds IS Asset Allocation Fund, Class 1	$3,216,331	$511,570
American Funds IS Asset Allocation Fund, Class 2	567,953	202,338
American Funds IS Global Growth Fund, Class 1	12,668,206	1,026,066
American Funds IS Global Growth Fund, Class 2	470,285	288,331
American Funds IS Global Small Capitalization Fund, Class 2	337,044	109,409
American Funds IS Growth Fund, Class 1	8,258,570	638,277
American Funds IS Growth Fund, Class 2	780,132	1,094,717
American Funds IS Growth-Income Fund, Class 1	4,029,481	738,233
American Funds IS International Fund, Class 2	321,596	141,578
American Funds IS New World Fund, Class 1	11,643,467	1,168,264
American Funds IS New World Fund, Class 2	220,998	68,047
American Funds IS Washington Mutual Investors Fund, Class 2	768,451	517,478
BlackRock Global Allocation V.I. Fund, Class I	5,743	139
Calvert VP SRI Balanced Portfolio	2,375	2,154
ClearBridge Variable Mid Cap Portfolio, Class I	450,608	406,248
ClearBridge Variable Mid Cap Portfolio, Class II	197,314	135,045
ClearBridge Variable Small Cap Growth Portfolio, Class I	7,104,716	231,524
ClearBridge Variable Small Cap Growth Portfolio, Class II	445,927	95,403
Dimensional VA Global Moderate Allocation Portfolio, Institutional	890,837	814,737
Dimensional VA International Small Portfolio	3,367,862	127,988
Dimensional VA International Value Portfolio	2,004,158	121,795
Dimensional VA Short-Term Fixed Portfolio	7,993,565	6,395,222
Dimensional VA US Large Value Portfolio	1,901,336	136,941
Dimensional VA US Targeted Value Portfolio	693,154	1,188
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	3,846,462	899,406
Fidelity VIP Balanced Portfolio, Initial Class	66	68
Fidelity VIP Contrafund Portfolio, Service Class	8,579,544	7,660,917
Fidelity VIP Equity-Income Portfolio, Service Class	523,064	480,458
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	37,356	53,834
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	76,223	41,892
Fidelity VIP Growth Opportunities Portfolio, Initial Class	1,714,388	605,841
Fidelity VIP Growth Portfolio, Service Class	1,527,136	532,366
Fidelity VIP Index 500 Portfolio, Initial Class	22,183,806	1,194,675
Fidelity VIP Index 500 Portfolio, Service Class	2,108,331	2,629,221
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	3,655,640	996,536
Fidelity VIP Investment Grade Bond Portfolio, Service Class	1,818,217	454,972
Fidelity VIP Mid Cap Portfolio, Initial Class	2,198,334	324,451
Fidelity VIP Mid Cap Portfolio, Service Class	4,534,458	1,719,278
Franklin DynaTech VIP Fund	241,871	775,915
Franklin Growth and Income VIP Fund, Class 1	4,134,643	349,054
Franklin Income VIP Fund, Class 1	498,531	98,358
Franklin Income VIP Fund, Class 2	1,851,395	1,057,261
Franklin Mutual Shares VIP Fund, Class 2	3,650,561	3,364,380
Franklin Rising Dividends VIP Fund, Class 2	2,487,865	1,559,053
Franklin Small Cap Value VIP Fund, Class 2	516,002	443,590
Franklin Small-Mid Cap Growth VIP Fund, Class 2	370,920	469,835

Subaccount	Purchases	Sales
Franklin U.S. Government Securities VIP Fund, Class 2	$2,171,369	$437,175
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	8,569,853	266,473
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	154,630	64,611
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	886,502	444,341
Goldman Sachs VIT International Equity Insights Fund, Service Shares	510,238	235,487
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	2,269,830	1,187,268
Goldman Sachs VIT Large Cap Value Fund, Service Shares	457,811	180,937
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	539,722	250,836
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	7,038,572	592,477
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	741,946	344,373
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	1,329,204	738,093
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	81,804	80,277
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	1,751,974	1,314,937
Goldman Sachs VIT Strategic Growth Fund, Service Shares	742,674	838,817
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	2,264,755	821,711
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	19,902	10,646
Invesco V.I. American Franchise Fund, Series I	102,002	1,042,884
Invesco V.I. American Value Fund, Series II	358,551	729,203
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	69,126	124,341
Invesco V.I. Capital Appreciation Fund, Series I	90,194	1,890,561
Invesco V.I. Comstock Fund, Series I	5,500,000	4,525,529
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	230,530	830,759
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	48,093	26,720
Invesco V.I. Diversified Dividend Fund, Series I	884,383	108,229
Invesco V.I. Equity and Income Fund, Series II	2,759,791	1,536,454
Invesco V.I. EQV International Equity Fund, Series II	969,928	560,486
Invesco V.I. Global Fund, Series I	3,230,588	3,404,252
Invesco V.I. Global Real Estate Fund, Series II	97,162	33,613
Invesco V.I. Global Strategic Income Fund	1,381,146	706,750
Invesco V.I. Government Securities Fund, Series II	767,284	497,641
Invesco V.I. Growth and Income Fund, Series I	4,537,093	3,637,682
Invesco V.I. Main Street Fund, Series I	1,394,722	1,059,460
Invesco V.I. S&P 500 Buffer Fund, December Series I	3,088	26
Invesco V.I. S&P 500 Buffer Fund, June Series I	52,564	8,656
Invesco V.I. S&P 500 Buffer Fund, March Series I	4,995	766
Invesco V.I. S&P 500 Buffer Fund, September Series I	30,045	26
Invesco V.I. Small Cap Equity Fund, Series II	307,910	247,202
Invesco V.I. U.S. Government Money Portfolio, Series I	5,406,615	4,136,164
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	4,276	677
Lord Abbett Series Fund Bond Debenture Portfolio	9,450,659	1,296,540
Lord Abbett Series Fund Fundamental Equity Portfolio	963,878	742,497
Lord Abbett Series Fund Growth and Income Portfolio	1,795,558	2,008,659
Lord Abbett Series Fund Growth Opportunities Portfolio	202,031	500,033
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	4,977,531	1,148,522
Lord Abbett Series Fund Mid Cap Stock Portfolio	2,469,244	1,450,221
MFS Emerging Markets Equity Portfolio, Service Class	48,356	57,006
MFS Growth Series, Initial Class	2,469,470	2,825,140
MFS International Intrinsic Value Portfolio, Service Class	760,328	523,750
MFS Investors Trust Series, Initial Class	1,132,848	1,374,535

Subaccount	Purchases	Sales
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	$687,815	$490,333
MFS New Discovery Series, Initial Class	303,538	761,047
MFS Research Series, Initial Class	1,004,863	1,102,205
MFS Total Return Bond Series, Service Class	1,947,256	637,543
MFS Total Return Series, Initial Class	2,550,057	2,218,105
MFS Utilities Series, Initial Class	532,592	494,576
MFS Value Series, Service Class	2,440,635	1,229,904
Morgan Stanley VIF Global Real Estate Portfolio, Class II	173,752	854,324
PIMCO All Asset Portfolio	31,344	8,087
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	4,766,153	145,089
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	359,511	62,912
PIMCO Low Duration Portfolio, Advisor Class	319,682	222,200
PIMCO Real Return Portfolio, Advisor Class	1,665,355	304,749
PIMCO Real Return Portfolio, Institutional Class	614,512	665,563
PIMCO Short-Term Portfolio, Advisor Class	457,653	133,484
PIMCO Short-Term Portfolio, Institutional Class	426,146	66,117
PIMCO Total Return Portfolio, Advisor Class	4,119,435	860,082
PIMCO Total Return Portfolio, Institutional Class	3,574,124	1,129,356
Putnam VT Sustainable Leaders Fund, Class IA	55,641	2,901
Royce Capital Fund Micro Cap Portfolio, Service Class	165,713	129,224
Royce Capital Fund Small Cap Portfolio	627,566	108,990
Royce Capital Fund Small Cap Portfolio, Service Class	1,087,405	548,254
Schwab S&P 500 Index Fund	1,847,524	1,302,052
Templeton Developing Markets VIP Fund	147,384	64,512
Templeton Developing Markets VIP Fund, Class 2	161,358	49,105
Templeton Foreign VIP Fund, Class 2	1,101,114	860,147
Templeton Global Bond VIP Fund, Class 2	1,796,910	562,402
Templeton Growth VIP Fund, Class 2	1,170,385	1,824,492
TOPS Aggressive Growth ETF Portfolio, Class 1	1,076,425	64,655
TOPS Aggressive Growth ETF Portfolio, Class 2	18,750	14,508
TOPS Balanced ETF Portfolio, Class 2	5,609	2,488
TOPS Conservative ETF Portfolio, Class 1	144,603	18,810
TOPS Conservative ETF Portfolio, Class 2	38,104	36,016
TOPS Growth ETF Portfolio, Class 1	2,636,595	283,948
TOPS Growth ETF Portfolio, Class 2	237,207	43,655
TOPS Moderate Growth ETF Portfolio, Class 1	2,896,869	249,872
TOPS Moderate Growth ETF Portfolio, Class 2	44,210	6,915
Vanguard VIF Capital Growth Portfolio	11,539,796	925,235
Vanguard VIF Conservative Allocation Portfolio	915,629	797,770
Vanguard VIF Equity Income Portfolio	1,798,804	206,504
Vanguard VIF Equity Index Portfolio	159,363	15,384
Vanguard VIF Growth Portfolio	308,306	360,455
Vanguard VIF International Portfolio	1,659,116	102,540
Vanguard VIF Mid-Cap Index Portfolio	14,205	6,102
Vanguard VIF Real Estate Index Portfolio	489,668	65,345
Vanguard VIF Short-Term Investment-Grade Portfolio	10,910,660	288,794
Vanguard VIF Total Bond Market Index Portfolio	1,781,489	17,979
Vanguard VIF Total Stock Market Index Portfolio	1,138,848	42,071

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Asset Allocation Fund, Class 1	181,630	35,786	145,844	145,159	36,013	109,146
American Funds IS Asset Allocation Fund, Class 2	11,111	9,675	1,436	13,479	7,652	5,827
American Funds IS Global Growth Fund, Class 1	637,817	59,300	578,517	669,202	47,961	621,241
American Funds IS Global Growth Fund, Class 2	11,681	11,560	121	14,200	12,604	1,596
American Funds IS Global Small Capitalization Fund, Class 2	14,130	7,077	7,053	16,502	16,516	(14)
American Funds IS Growth Fund, Class 1	321,582	27,254	294,328	285,301	32,227	253,074
American Funds IS Growth Fund, Class 2	12,582	27,679	(15,097)	19,289	19,248	41
American Funds IS Growth-Income Fund, Class 1	172,377	40,795	131,582	251,114	38,702	212,412
American Funds IS International Fund, Class 2	19,996	10,162	9,834	21,205	15,363	5,842
American Funds IS New World Fund, Class 1	805,773	83,538	722,235	722,805	54,512	668,293
American Funds IS New World Fund, Class 2	10,674	3,947	6,727	13,263	7,574	5,689
American Funds IS Washington Mutual Investors Fund, Class 2	21,971	21,110	861	20,864	25,003	(4,139)
BlackRock Global Allocation V.I. Fund, Class I	454	12	442	-	-	-
Calvert VP SRI Balanced Portfolio	-	41	(41)	-	26	(26)
ClearBridge Variable Mid Cap Portfolio, Class I	40,239	33,488	6,751	2,679	74	2,605
ClearBridge Variable Mid Cap Portfolio, Class II	3,204	3,358	(154)	5,198	7,100	(1,902)
ClearBridge Variable Small Cap Growth Portfolio, Class I	475,137	16,627	458,510	417,458	22,315	395,143
ClearBridge Variable Small Cap Growth Portfolio, Class II	7,438	1,862	5,576	4,284	2,173	2,111
Dimensional VA Global Moderate Allocation Portfolio, Institutional	52,808	44,502	8,306	3,517	94	3,423
Dimensional VA International Small Portfolio	214,068	9,557	204,511	162,002	21,261	140,741
Dimensional VA International Value Portfolio	119,695	8,105	111,590	38,133	6,405	31,728
Dimensional VA Short-Term Fixed Portfolio	713,668	579,382	134,286	17	17	-
Dimensional VA US Large Value Portfolio	90,656	8,619	82,037	58,214	5,250	52,964
Dimensional VA US Targeted Value Portfolio	28,773	57	28,716	295	5	290
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	329,596	80,121	249,475	244,152	16,396	227,756
Fidelity VIP Balanced Portfolio, Initial Class	5	5	-	-	-	-
Fidelity VIP Contrafund Portfolio, Service Class	14,926	87,505	(72,579)	23,108	55,044	(31,936)
Fidelity VIP Equity-Income Portfolio, Service Class	4,686	10,029	(5,343)	4,194	12,184	(7,990)
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	388	2,267	(1,879)	553	1,849	(1,296)
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	995	1,666	(671)	958	1,606	(648)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	73,877	27,343	46,534	101,245	36,657	64,588
Fidelity VIP Growth Portfolio, Service Class	8,317	7,727	590	3,382	9,160	(5,778)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Index 500 Portfolio, Initial Class	1,097,748	63,930	1,033,818	1,136,107	55,526	1,080,581
Fidelity VIP Index 500 Portfolio, Service Class	26,125	41,322	(15,197)	23,517	50,303	(26,786)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	328,110	95,524	232,586	352,434	22,278	330,156
Fidelity VIP Investment Grade Bond Portfolio, Service Class	65,589	23,299	42,290	62,450	32,002	30,448
Fidelity VIP Mid Cap Portfolio, Initial Class	84,410	18,809	65,601	69,513	8,182	61,331
Fidelity VIP Mid Cap Portfolio, Service Class	7,668	24,284	(16,616)	12,713	16,388	(3,675)
Franklin DynaTech VIP Fund	4,612	15,108	(10,496)	7,702	17,973	(10,271)
Franklin Growth and Income VIP Fund, Class 1	221,730	21,431	200,299	358,421	17,159	341,262
Franklin Income VIP Fund, Class 1	32,190	7,367	24,823	39,243	6,658	32,585
Franklin Income VIP Fund, Class 2	24,840	37,295	(12,455)	22,745	39,793	(17,048)
Franklin Mutual Shares VIP Fund, Class 2	53,608	123,762	(70,154)	43,789	117,397	(73,608)
Franklin Rising Dividends VIP Fund, Class 2	15,329	31,698	(16,369)	17,394	27,831	(10,437)
Franklin Small Cap Value VIP Fund, Class 2	7,849	10,141	(2,292)	11,708	14,565	(2,857)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	8,672	11,061	(2,389)	8,281	10,588	(2,307)
Franklin U.S. Government Securities VIP Fund, Class 2	119,207	31,177	88,030	81,298	44,107	37,191
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	781,807	28,602	753,205	848,849	50,430	798,419
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	10,518	5,782	4,736	11,675	3,005	8,670
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	12,076	13,574	(1,498)	3,139	18,454	(15,315)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	18,965	14,253	4,712	6,866	14,719	(7,853)
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	2,103	18,074	(15,971)	2,669	20,752	(18,083)
Goldman Sachs VIT Large Cap Value Fund, Service Shares	1,006	6,038	(5,032)	2,583	5,495	(2,912)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	2,736	4,719	(1,983)	2,994	4,140	(1,146)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	334,406	25,968	308,438	362,204	28,731	333,473
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	5,644	9,070	(3,426)	11,359	7,525	3,834
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	3,275	6,984	(3,709)	2,494	3,952	(1,458)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	529	1,869	(1,340)	1,438	1,471	(33)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	876	8,878	(8,002)	2,199	14,217	(12,018)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	1,709	13,524	(11,815)	5,601	16,971	(11,370)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	827	7,352	(6,525)	1,567	9,975	(8,408)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	47	213	(166)	82	885	(803)
Invesco V.I. American Franchise Fund, Series I	3,190	31,673	(28,483)	3,697	24,977	(21,280)
Invesco V.I. American Value Fund, Series II	3,932	15,414	(11,482)	9,792	14,288	(4,496)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	1,840	5,993	(4,153)	1,883	1,948	(65)
Invesco V.I. Capital Appreciation Fund, Series I	873	18,208	(17,335)	3,766	13,082	(9,316)
Invesco V.I. Comstock Fund, Series I	11,871	61,201	(49,330)	10,955	49,623	(38,668)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	3,165	10,954	(7,789)	5,685	9,272	(3,587)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	3,054	1,631	1,423	4,683	614	4,069
Invesco V.I. Diversified Dividend Fund, Series I	47,544	7,465	40,079	82,535	13,869	68,666
Invesco V.I. Equity and Income Fund, Series II	18,106	30,771	(12,665)	17,699	60,515	(42,816)
Invesco V.I. EQV International Equity Fund, Series II	39,221	30,506	8,715	31,081	54,313	(23,232)
Invesco V.I. Global Fund, Series I	45,472	58,619	(13,147)	36,140	40,641	(4,501)
Invesco V.I. Global Real Estate Fund, Series II	4,877	2,128	2,749	6,577	3,595	2,982
Invesco V.I. Global Strategic Income Fund	30,828	22,519	8,309	12,002	26,909	(14,907)
Invesco V.I. Government Securities Fund, Series II	55,211	41,914	13,297	25,998	46,605	(20,607)
Invesco V.I. Growth and Income Fund, Series I	6,309	59,778	(53,469)	14,246	45,104	(30,858)
Invesco V.I. Main Street Fund, Series I	1,393	14,061	(12,668)	2,076	14,034	(11,958)
Invesco V.I. S&P 500 Buffer Fund, December Series I	237	2	235	-	-	-
Invesco V.I. S&P 500 Buffer Fund, June Series I	3,837	708	3,129	7,720	2,527	5,193
Invesco V.I. S&P 500 Buffer Fund, March Series I	387	62	325	-	-	-
Invesco V.I. S&P 500 Buffer Fund, September Series I	2,411	2	2,409	-	-	-
Invesco V.I. Small Cap Equity Fund, Series II	4,739	8,445	(3,706)	14,213	8,519	5,694
Invesco V.I. U.S. Government Money Portfolio, Series I	2,803,466	2,349,969	453,497	1,683,257	1,926,190	(242,933)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	237	40	197	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio	189,434	35,764	153,670	126,505	39,309	87,196
Lord Abbett Series Fund Fundamental Equity Portfolio	4,818	18,871	(14,053)	8,003	14,164	(6,161)
Lord Abbett Series Fund Growth and Income Portfolio	2,616	43,658	(41,042)	4,128	31,013	(26,885)
Lord Abbett Series Fund Growth Opportunities Portfolio	3,111	7,076	(3,965)	4,711	4,586	125
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	41,422	14,456	26,966	38,596	18,961	19,635
Lord Abbett Series Fund Mid Cap Stock Portfolio	6,205	31,478	(25,273)	6,969	34,632	(27,663)
MFS Emerging Markets Equity Portfolio, Service Class	3,014	4,848	(1,834)	1,615	4,608	(2,993)
MFS Growth Series, Initial Class	4,534	21,816	(17,282)	6,255	19,167	(12,912)
MFS International Intrinsic Value Portfolio, Service Class	11,041	18,696	(7,655)	9,034	26,567	(17,533)
MFS Investors Trust Series, Initial Class	1,363	17,406	(16,043)	2,263	18,930	(16,667)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	3,174	15,336	(12,162)	4,053	14,661	(10,608)
MFS New Discovery Series, Initial Class	3,476	8,608	(5,132)	3,554	5,606	(2,052)
MFS Research Series, Initial Class	1,607	12,855	(11,248)	2,818	15,454	(12,636)
MFS Total Return Bond Series, Service Class	86,888	42,579	44,309	67,064	59,284	7,780
MFS Total Return Series, Initial Class	16,904	37,469	(20,565)	11,340	25,341	(14,001)
MFS Utilities Series, Initial Class	3,267	6,160	(2,893)	3,433	4,427	(994)
MFS Value Series, Service Class	11,165	27,952	(16,787)	21,439	31,487	(10,048)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	11,030	55,103	(44,073)	4,305	2,768	1,537
PIMCO All Asset Portfolio	421	498	(77)	13,643	881	12,762

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	426,362	14,045	412,317	259,399	21,310	238,089
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	22,863	4,315	18,548	23,471	7,790	15,681
PIMCO Low Duration Portfolio, Advisor Class	18,379	17,534	845	11,520	14,682	(3,162)
PIMCO Real Return Portfolio, Advisor Class	89,058	20,027	69,031	55,260	24,292	30,968
PIMCO Real Return Portfolio, Institutional Class	59,160	64,509	(5,349)	5,490	143	5,347
PIMCO Short-Term Portfolio, Advisor Class	24,753	10,267	14,486	25,112	24,989	123
PIMCO Short-Term Portfolio, Institutional Class	33,018	5,922	27,096	34,313	5,275	29,038
PIMCO Total Return Portfolio, Advisor Class	202,671	59,692	142,979	138,164	60,295	77,869
PIMCO Total Return Portfolio, Institutional Class	331,497	112,308	219,189	246,308	66,706	179,602
Putnam VT Sustainable Leaders Fund, Class IA	3,813	204	3,609	4,365	66	4,299
Royce Capital Fund Micro Cap Portfolio, Service Class	2,981	4,607	(1,626)	2,247	3,410	(1,163)
Royce Capital Fund Small Cap Portfolio	36,516	7,647	28,869	27,850	9,798	18,052
Royce Capital Fund Small Cap Portfolio, Service Class	15,784	17,691	(1,907)	13,978	25,640	(11,662)
Schwab S&P 500 Index Fund	138,568	86,569	51,999	7,200	64	7,136
Templeton Developing Markets VIP Fund	10,941	5,404	5,537	8,463	2,532	5,931
Templeton Developing Markets VIP Fund, Class 2	6,355	3,710	2,645	11,999	11,991	8
Templeton Foreign VIP Fund, Class 2	48,358	48,412	(54)	15,619	62,399	(46,780)
Templeton Global Bond VIP Fund, Class 2	114,170	34,675	79,495	43,486	29,610	13,876
Templeton Growth VIP Fund, Class 2	46,318	89,515	(43,197)	10,954	57,237	(46,283)
TOPS Aggressive Growth ETF Portfolio, Class 1	67,147	4,153	62,994	38,825	3,472	35,353
TOPS Aggressive Growth ETF Portfolio, Class 2	893	796	97	589	324	265
TOPS Balanced ETF Portfolio, Class 2	264	175	89	257	3,033	(2,776)
TOPS Conservative ETF Portfolio, Class 1	10,597	1,538	9,059	22,869	5,368	17,501
TOPS Conservative ETF Portfolio, Class 2	2,867	2,790	77	2,539	2,437	102
TOPS Growth ETF Portfolio, Class 1	167,094	19,923	147,171	173,149	12,031	161,118
TOPS Growth ETF Portfolio, Class 2	11,326	2,593	8,733	13,863	4,968	8,895
TOPS Moderate Growth ETF Portfolio, Class 1	187,855	18,645	169,210	214,166	16,417	197,749
TOPS Moderate Growth ETF Portfolio, Class 2	2,033	446	1,587	2,379	477	1,902
Vanguard VIF Capital Growth Portfolio	569,926	49,560	520,366	549,375	48,570	500,805
Vanguard VIF Conservative Allocation Portfolio	79,251	66,585	12,666	5,163	138	5,025
Vanguard VIF Equity Income Portfolio	90,877	12,851	78,026	81,834	8,554	73,280
Vanguard VIF Equity Index Portfolio	6,293	589	5,704	336	1,393	(1,057)
Vanguard VIF Growth Portfolio	21,011	23,058	(2,047)	2,355	51	2,304
Vanguard VIF International Portfolio	103,209	6,975	96,234	52,198	5,267	46,931
Vanguard VIF Mid-Cap Index Portfolio	629	295	334	396	237	159
Vanguard VIF Real Estate Index Portfolio	30,296	4,699	25,597	19,392	4,870	14,522

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard VIF Short-Term Investment-Grade Portfolio	938,371	27,129	911,242	812,306	50,672	761,634
Vanguard VIF Total Bond Market Index Portfolio	160,202	1,643	158,559	23,928	13,804	10,124
Vanguard VIF Total Stock Market Index Portfolio	37,010	1,689	35,321	23,529	5,229	18,300

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as the product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured’s age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Monthly Standard Administrative Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$3 - $8 per month

Annual Policy Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	$0 - $35 annually

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.000% - 0.075% of the average daily net assets of each Subaccount

Surrender Charge(Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn, surrendered, or lapsed based on the number of full years which have elapsed between the date the Policy was issued and the surrender date as well as amount withdrawn in excess of the annual withdrawal amount allowed under the Policy, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $58 per $1,000 of the Policy’s face amount

Monthly Administrative Charge for Initial Face Value
This charge is assessed during the first 12 months after the initial purchase to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.09 - $3.66 per $1,000 of face per month

Expense Type	Range
Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.0125% of policy value up to a maximum of $31.25 or 0.02% of policy value $1.50 - $24.33 per $100 or $0.02 - $108.93 per thousand of rider coverage amount

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.07 - $333.33 per $1,000 of net amount at risk per month or 0.046% - 0.057% of the face amount of policy up to a maximum of the guaranteed COI

Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.00% - 0.06% of the Policy’s value

Charge for Face Value Increase
This charge is assessed to reimburse the Company for costs incurred from the face value increase. The charge is deducted monthly for the first 12 months following the face value increase, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements.	$0.08 - $1.75 per $1,000 of face increase per month up to a maximum of $250 per month

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer after the first 12 transfers in any Policy year

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Asset Allocation Fund, Class 1
2024	601	$15.97	$9,600	2.61%	16.74%
2023	455	13.68	6,230	2.77%	14.55%
2022	346	11.94	4,133	2.56%	(13.19)%
2021	187	13.76	2,577	1.86%	15.40%
2020	28	11.92	329	3.09%	12.71%
American Funds IS Asset Allocation Fund, Class 2
2024	258	21.65	5,584	2.21%	16.44%
2023	256	18.59	4,769	2.29%	14.27%
2022	251	16.27	4,079	1.84%	(13.40)%
2021	245	18.79	4,599	1.61%	15.10%
2020	231	16.33	3,765	1.64%	12.46%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Global Growth Fund, Class 1
2024	2,216	$17.77	$39,385	1.94%	13.94%
2023	1,638	15.60	25,535	1.33%	22.90%
2022	1,017	12.69	12,898	1.15%	(24.54)%
2021	367	16.82	6,179	0.62%	16.72%
2020	40	14.41	576	0.77%	30.78%
American Funds IS Global Growth Fund, Class 2
2024	168	25.17	4,229	1.56%	13.68%
2023	168	22.14	3,718	0.91%	22.60%
2022	166	18.06	3,003	0.63%	(24.74)%
2021	151	23.99	3,625	0.34%	16.42%
2020	137	20.61	2,831	0.33%	30.47%
American Funds IS Global Small Capitalization Fund, Class 2
2024	164	15.61	2,557	1.06%	2.33%
2023	157	15.25	2,391	0.27%	16.17%
2022	157	13.13	2,058	0.00%	(29.55)%
2021	135	18.64	2,523	0.00%	6.74%
2020	127	17.46	2,219	0.15%	29.72%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Growth Fund, Class 1
2024	1,047	$26.48	$27,718	0.64%	31.96%
2023	752	20.07	15,098	0.69%	38.81%
2022	499	14.46	7,218	0.71%	(29.76)%
2021	232	20.58	4,766	0.62%	22.30%
2020	26	16.83	437	0.71%	52.46%
American Funds IS Growth Fund, Class 2
2024	300	43.51	13,049	0.33%	31.63%
2023	315	33.05	10,415	0.37%	38.48%
2022	315	23.87	7,518	0.30%	(29.94)%
2021	298	34.07	10,155	0.22%	21.99%
2020	297	27.93	8,289	0.30%	52.08%
American Funds IS Growth-Income Fund, Class 1
2024	830	20.20	16,763	1.45%	24.54%
2023	698	16.22	11,326	1.84%	26.46%
2022	486	12.83	6,231	1.84%	(16.29)%
2021	250	15.32	3,827	(13.55)%	24.42%
2020	18	12.32	(4,292)	(0.11)%	13.81%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

American Funds IS International Fund, Class 2
2024	240	$13.56	$3,252	1.22%	3.16%
2023	230	13.15	3,023	1.35%	15.84%
2022	224	11.35	2,543	1.66%	(20.79)%
2021	211	14.33	3,029	2.52%	(1.50)%
2020	185	14.54	2,692	0.59%	13.97%
American Funds IS New World Fund, Class 1
2024	2,380	13.73	32,676	1.81%	6.86%
2023	1,658	12.85	21,292	2.04%	16.22%
2022	990	11.06	10,938	1.90%	(21.86)%
2021	334	14.15	4,729	1.41%	5.16%
2020	40	13.45	544	0.29%	23.89%
American Funds IS New World Fund, Class 2
2024	121	17.24	2,079	1.43%	6.56%
2023	114	16.18	1,842	1.52%	16.00%
2022	108	13.95	1,509	1.32%	(22.10)%
2021	88	17.91	1,582	0.92%	4.92%
2020	75	17.07	1,280	0.06%	23.58%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Washington Mutual Investors Fund, Class 2
2024	393		$25.89	$10,167	1.63%	19.14%
2023	392		21.73	8,515	1.92%	17.29%
2022	396		18.53	7,336	1.87%	(8.45)%
2021	389		20.24	7,863	1.51%	27.78%
2020	367		15.84	5,819	1.69%	8.68%
BlackRock Global Allocation V.I. Fund, Class I
2024	0	*	12.13	5	2.77%	8.44%
Calvert VP SRI Balanced Portfolio
2024	1		57.24	72	1.73%	19.61%
2023	1		47.86	62	1.61%	16.82%
2022	1		40.97	54	1.16%	(15.41)%
2021	1		48.43	65	1.18%	15.12%
2020	1		42.07	58	1.75%	15.26%
ClearBridge Variable Mid Cap Portfolio, Class I
2024	9		12.15	114	0.37%	10.01%
2023	3		11.04	29	0.29%	3.79%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

ClearBridge Variable Mid Cap Portfolio, Class II
2024	67	$41.93	$2,806	0.37%	9.73%
2023	67	38.21	2,563	0.02%	12.62%
2022	69	33.93	2,340	0.09%	(25.50)%
2021	67	45.54	3,046	0.03%	28.39%
2020	68	35.47	2,429	0.04%	15.10%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2024	1,386	14.07	19,505	0.00%	4.50%
2023	928	13.46	12,484	0.00%	8.40%
2022	533	12.42	6,614	0.00%	(28.85)%
2021	179	17.46	3,122	0.00%	12.61%
2020	19	15.50	300	0.00%	43.26%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	45	50.67	2,258	0.00%	4.23%
2023	39	48.61	1,895	0.00%	8.12%
2022	37	44.96	1,658	0.00%	(29.01)%
2021	39	63.33	2,445	0.00%	12.31%
2020	37	56.39	2,074	0.00%	42.91%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2024	12	18.12	212	0.94%	11.99%
2023	3	16.18	55	0.76%	4.88%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Dimensional VA International Small Portfolio
2024	571	$13.45	$7,674	4.21%	3.82%
2023	366	12.95	4,738	3.92%	14.11%
2022	225	11.35	2,558	3.63%	(17.64)%
2021	73	13.78	1,003	3.83%	14.56%
2020	15	12.03	176	3.25%	9.41%
Dimensional VA International Value Portfolio
2024	206	14.96	3,080	6.13%	6.62%
2023	94	14.03	1,324	5.90%	17.86%
2022	63	11.90	746	5.22%	(3.46)%
2021	27	12.33	338	6.83%	18.11%
2020	2	10.44	24	4.32%	(1.76)%
Dimensional VA Short-Term Fixed Portfolio
2024	134	11.12	1,493	23.68%	4.34%
Dimensional VA US Large Value Portfolio
2024	210	16.34	3,431	2.71%	13.38%
2023	128	14.41	1,844	2.73%	10.92%
2022	75	12.99	974	3.12%	(4.88)%
2021	32	13.65	430	2.49%	27.04%
2020	1	10.75	10	3.81%	(1.38)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Dimensional VA US Targeted Value Portfolio
2024	29		$21.65	$628	7.00%	8.14%
2023	0	*	20.03	6	51.85%	22.54%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2024	755		11.06	8,347	3.15%	1.88%
2023	506		10.85	5,486	5.06%	4.02%
2022	278		10.43	2,898	11.60%	(12.45)%
2021	100		11.92	1,188	8.09%	5.58%
2020	3		11.29	34	2.02%	11.72%
Fidelity VIP Balanced Portfolio, Initial Class
2024	-		-	-	0.00%	4.73%
Fidelity VIP Contrafund Portfolio, Service Class
2024	648		98.36	63,728	0.09%	33.63%
2023	721		73.60	53,037	0.40%	33.34%
2022	753		55.20	41,555	0.38%	(26.38)%
2021	751		74.98	56,303	0.05%	27.71%
2020	793		58.71	46,179	0.14%	30.43%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Equity-Income Portfolio, Service Class
2024	79	$48.30	$3,803	1.73%	15.24%
2023	84	41.91	3,529	1.76%	10.53%
2022	92	37.92	3,456	1.75%	(5.09)%
2021	99	39.95	3,955	1.92%	24.83%
2020	92	32.00	2,953	1.57%	6.55%
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class
2024	18	24.23	438	3.15%	6.34%
2023	20	22.79	455	3.59%	10.86%
2022	21	20.56	437	1.98%	(14.66)%
2021	23	24.09	545	1.07%	7.59%
2020	20	22.39	449	1.18%	13.62%
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
2024	36	25.63	922	2.81%	7.55%
2023	37	23.83	873	3.13%	12.34%
2022	37	21.21	791	1.94%	(15.83)%
2021	35	25.20	888	1.02%	9.47%
2020	36	23.02	826	1.16%	14.92%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Growth Opportunities Portfolio, Initial Class
2024	265	$26.28	$6,953	0.00%	38.89%
2023	218	18.92	4,126	0.00%	45.65%
2022	153	12.99	1,994	0.00%	(38.15)%
2021	52	21.00	1,098	0.00%	11.94%
2020	4	18.76	70	0.00%	68.66%
Fidelity VIP Growth Portfolio, Service Class
2024	61	75.16	4,553	0.00%	30.27%
2023	60	57.70	3,461	0.04%	36.09%
2022	66	42.39	2,756	0.47%	(24.52)%
2021	80	56.17	3,905	0.00%	23.08%
2020	89	45.64	4,017	0.05%	43.75%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	3,611	21.22	76,613	1.40%	24.90%
2023	2,577	16.99	43,762	1.70%	26.19%
2022	1,496	13.46	20,140	1.85%	(18.21)%
2021	512	16.46	8,429	1.56%	28.58%
2020	68	12.80	877	2.20%	18.24%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Index 500 Portfolio, Service Class
2024	623	$66.91	$41,657	1.20%	24.77%
2023	638	53.63	34,211	1.40%	26.07%
2022	665	42.54	28,276	1.32%	(18.30)%
2021	672	52.06	34,915	1.20%	28.45%
2020	684	40.53	27,695	1.57%	18.13%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2024	932	10.32	9,620	3.60%	1.79%
2023	700	10.14	7,092	3.44%	6.20%
2022	370	9.54	3,527	3.16%	(12.96)%
2021	148	10.97	1,628	2.76%	(0.61)%
2020	7	11.03	74	3.13%	9.39%
Fidelity VIP Investment Grade Bond Portfolio, Service Class
2024	820	19.64	16,092	3.49%	1.62%
2023	777	19.33	15,019	2.60%	6.12%
2022	747	18.21	13,603	2.19%	(13.03)%
2021	766	20.94	15,949	2.03%	(0.72)%
2020	649	21.09	13,682	2.17%	9.25%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Mid Cap Portfolio, Initial Class
2024	309	$18.55	$5,740	0.61%	17.49%
2023	244	15.79	3,850	0.71%	15.08%
2022	183	13.72	2,504	0.63%	(14.74)%
2021	94	16.09	1,508	0.83%	25.60%
2020	14	12.81	185	0.72%	18.19%
Fidelity VIP Mid Cap Portfolio, Service Class
2024	417	73.30	30,553	0.47%	17.35%
2023	434	62.46	27,065	0.53%	15.00%
2022	437	54.31	23,745	0.39%	(14.85)%
2021	446	63.79	28,411	0.52%	25.51%
2020	481	50.82	24,452	0.49%	18.04%
Franklin DynaTech VIP Fund
2024	133	57.60	7,624	0.00%	30.44%
2023	143	44.15	6,319	0.00%	43.77%
2022	153	30.71	4,711	0.00%	(39.96)%
2021	133	51.15	6,820	0.00%	16.14%
2020	139	44.04	6,132	0.00%	44.88%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Franklin Growth and Income VIP Fund, Class 1
2024	1,009	$17.20	$17,342	2.33%	18.49%
2023	808	14.51	11,720	2.24%	9.18%
2022	467	13.29	6,206	2.89%	(6.60)%
2021	170	14.23	2,423	1.17%	25.59%
2020	8	11.33	237	3.28%	5.81%
Franklin Income VIP Fund, Class 1
2024	112	13.59	1,526	5.14%	7.46%
2023	87	12.65	1,106	5.19%	8.87%
2022	55	11.62	638	4.59%	(5.24)%
2021	27	12.26	336	2.42%	17.01%
2020	8	10.48	83	6.77%	0.97%
Franklin Income VIP Fund, Class 2
2024	715	29.18	20,853	5.19%	7.20%
2023	728	27.22	19,796	5.07%	8.62%
2022	745	25.06	18,658	4.80%	(5.47)%
2021	805	26.51	21,340	4.77%	16.75%
2020	819	22.70	18,587	5.37%	0.69%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Franklin Mutual Shares VIP Fund, Class 2
2024	1,984	$27.92	$55,354	2.00%	11.27%
2023	2,054	25.10	51,497	1.90%	13.46%
2022	2,128	22.12	47,045	1.80%	(7.43)%
2021	2,209	23.89	52,728	3.00%	19.17%
2020	2,305	20.05	46,217	2.55%	(5.04)%
Franklin Rising Dividends VIP Fund, Class 2
2024	606	50.24	30,417	1.01%	10.79%
2023	622	45.35	28,226	0.91%	12.08%
2022	633	40.46	25,602	0.75%	(10.57)%
2021	650	45.25	29,408	0.87%	26.79%
2020	683	35.69	24,339	1.16%	15.97%
Franklin Small Cap Value VIP Fund, Class 2
2024	131	44.82	5,882	0.93%	11.71%
2023	134	40.12	5,358	0.52%	12.75%
2022	136	35.59	4,853	0.96%	(10.06)%
2021	132	39.57	5,223	1.05%	25.37%
2020	131	31.56	4,128	1.31%	5.19%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	153	$44.90	$6,855	0.00%	11.04%
2023	155	40.44	6,271	0.00%	26.74%
2022	157	31.91	5,022	0.00%	(33.69)%
2021	144	48.12	6,942	0.00%	10.01%
2020	165	43.74	7,168	0.00%	55.09%
Franklin U.S. Government Securities VIP Fund, Class 2
2024	1,229	14.11	17,329	3.06%	1.37%
2023	1,141	13.92	15,836	2.68%	4.47%
2022	1,103	13.33	14,697	2.35%	(9.75)%
2021	1,124	14.77	16,565	2.48%	(1.83)%
2020	1,000	15.04	15,036	3.37%	3.83%
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares
2024	2,549	9.95	25,363	4.03%	1.24%
2023	1,796	9.83	17,647	3.21%	6.08%
2022	997	9.27	9,236	1.50%	(14.03)%
2021	329	10.78	3,547	0.71%	(2.06)%
2020	32	11.00	348	2.31%	9.67%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2024	91	$11.24	$1,027	3.72%	0.89%
2023	87	11.14	965	2.83%	5.83%
2022	78	10.53	821	1.39%	(14.28)%
2021	85	12.28	1,047	1.08%	(2.23)%
2020	77	12.56	967	2.03%	9.40%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2024	227	32.23	7,306	3.06%	6.13%
2023	228	30.37	6,929	2.74%	18.71%
2022	243	25.58	6,222	3.01%	(13.55)%
2021	255	29.60	7,537	2.94%	12.17%
2020	263	26.39	6,937	1.46%	6.81%
Goldman Sachs VIT International Equity Insights Fund, Service Shares
2024	207	15.94	3,295	2.72%	5.81%
2023	202	15.07	3,046	2.49%	18.43%
2022	210	12.72	2,672	2.87%	(13.72)%
2021	202	14.74	2,985	2.63%	11.81%
2020	208	13.19	2,739	1.27%	6.54%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2024	228	$70.04	$15,894	1.42%	17.10%
2023	244	59.81	14,559	1.78%	13.01%
2022	262	52.93	13,841	1.29%	(6.37)%
2021	285	56.53	15,865	1.20%	24.13%
2020	300	45.54	13,681	1.28%	3.98%
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2024	103	31.67	3,264	1.18%	16.79%
2023	108	27.12	2,931	1.55%	12.71%
2022	111	24.06	2,670	1.05%	(6.57)%
2021	120	25.75	3,079	0.90%	23.93%
2020	134	20.78	2,783	1.05%	3.74%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2024	61	57.98	3,531	0.00%	20.29%
2023	63	48.20	3,021	0.00%	18.45%
2022	64	40.70	2,605	0.00%	(26.30)%
2021	60	55.22	3,332	0.00%	11.48%
2020	67	49.54	3,310	0.00%	44.31%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2024	1,184	$19.11	$22,621	1.15%	7.86%
2023	875	17.72	15,504	1.22%	1.30%
2022	542	17.49	9,475	0.82%	(50.09)%
2021	255	35.04	6,462	0.56%	30.95%
2020	96	26.76	3,230	0.59%	151.89%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2024	216	38.92	8,415	0.75%	12.16%
2023	220	34.70	7,629	0.76%	11.11%
2022	216	31.23	6,741	0.40%	(10.23)%
2021	225	34.79	7,798	0.21%	30.57%
2020	238	26.65	6,353	0.39%	8.19%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2024	97	114.59	11,102	1.00%	19.05%
2023	101	96.25	9,682	1.04%	19.28%
2022	102	80.70	8,213	0.29%	(19.38)%
2021	105	100.10	10,505	0.50%	23.79%
2020	112	80.86	9,087	0.20%	8.58%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2024	15	$45.12	$693	0.76%	18.82%
2023	17	37.98	634	0.83%	18.95%
2022	17	31.93	534	0.09%	(19.64)%
2021	16	39.73	650	0.23%	23.50%
2020	20	32.17	634	0.00%	8.36%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2024	127	173.12	22,006	0.00%	32.37%
2023	135	130.79	17,671	0.00%	41.94%
2022	147	92.14	13,392	0.00%	(32.52)%
2021	148	136.54	20,073	0.00%	21.93%
2020	156	111.99	17,469	0.09%	40.51%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2024	119	71.33	8,520	0.00%	32.09%
2023	131	54.01	7,089	0.00%	41.65%
2022	143	38.13	5,437	0.00%	(32.68)%
2021	132	56.64	7,468	0.00%	21.56%
2020	142	46.59	6,597	0.00%	40.11%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2024	127	$123.33	$15,509	0.66%	28.32%
2023	134	96.11	12,822	0.69%	23.81%
2022	142	77.63	10,914	0.78%	(19.74)%
2021	150	96.72	14,360	0.84%	29.41%
2020	154	74.74	11,494	0.80%	17.55%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2024	2	54.31	128	0.43%	28.00%
2023	3	42.43	107	0.43%	23.59%
2022	3	34.33	114	0.56%	(19.90)%
2021	3	42.87	143	0.58%	29.11%
2020	3	33.20	114	0.60%	17.32%
Invesco V.I. American Franchise Fund, Series I
2024	234	37.35	8,728	0.00%	34.89%
2023	262	27.69	7,248	0.00%	40.93%
2022	283	19.65	5,533	0.00%	(31.11)%
2021	283	28.52	8,084	0.00%	11.93%
2020	313	25.48	7,732	0.07%	42.35%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. American Value Fund, Series II
2024	123	$51.57	$6,335	0.79%	30.10%
2023	134	39.64	5,310	0.39%	15.29%
2022	139	34.38	4,772	0.44%	(2.86)%
2021	148	35.40	5,247	0.24%	27.62%
2020	164	27.74	4,537	0.59%	0.86%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2024	25	20.86	516	5.57%	3.56%
2023	29	20.14	582	0.00%	6.40%
2022	29	18.93	549	7.14%	(14.52)%
2021	31	22.14	681	3.05%	9.26%
2020	29	20.27	593	7.23%	9.99%
Invesco V.I. Capital Appreciation Fund, Series I
2024	159	116.12	18,490	0.00%	34.16%
2023	177	86.55	15,276	0.00%	35.38%
2022	186	63.93	11,786	0.00%	(30.78)%
2021	192	92.36	17,194	0.00%	22.57%
2020	207	75.36	15,602	0.00%	36.59%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Comstock Fund, Series I
2024	679	$78.61	$53,356	1.75%	15.18%
2023	728	68.26	49,636	1.86%	12.36%
2022	767	60.75	46,584	1.57%	1.12%
2021	846	60.07	50,802	1.89%	33.36%
2020	918	45.05	41,282	2.15%	(0.85)%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	160	81.07	12,942	0.00%	24.23%
2023	167	65.26	10,928	0.00%	13.15%
2022	171	57.67	9,855	0.00%	(30.98)%
2021	167	83.56	13,975	0.00%	19.10%
2020	177	70.16	12,364	0.02%	40.69%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2024	36	17.16	619	0.00%	23.92%
2023	35	13.85	480	0.00%	12.85%
2022	31	12.27	375	0.00%	(31.13)%
2021	25	17.82	446	0.00%	18.79%
2020	24	15.00	4,867	0.00%	47.93%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Diversified Dividend Fund, Series I
2024	225	$15.30	$3,443	2.02%	13.22%
2023	185	13.51	2,500	2.32%	9.04%
2022	116	12.39	1,442	2.32%	(1.68)%
2021	58	12.61	733	2.58%	18.89%
2020	4	10.60	39	5.49%	0.14%
Invesco V.I. Equity and Income Fund, Series II
2024	673	51.80	34,810	1.61%	11.91%
2023	686	46.29	31,714	1.76%	10.24%
2022	728	41.99	29,438	1.43%	(7.71)%
2021	757	45.50	34,422	1.70%	18.35%
2020	788	38.44	30,266	2.04%	9.65%
Invesco V.I. EQV International Equity Fund, Series II
2024	640	18.02	11,533	1.56%	0.34%
2023	631	17.95	11,306	0.00%	17.87%
2022	655	15.23	9,971	1.37%	(18.50)%
2021	620	18.69	11,586	1.09%	5.61%
2020	608	17.70	10,759	2.00%	13.74%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Global Fund, Series I
2024	432	$83.57	$36,108	0.00%	12.31%
2023	445	74.41	33,117	0.23%	28.18%
2022	450	58.05	26,102	0.00%	8.77%
2021	404	53.37	35,132	0.00%	15.49%
2020	407	46.22	31,529	0.62%	317.95%
Invesco V.I. Global Real Estate Fund, Series II
2024	63	15.09	948	2.49%	(2.11)%
2023	60	15.41	926	1.24%	8.82%
2022	57	14.16	809	2.42%	(25.14)%
2021	56	18.92	1,059	2.64%	25.44%
2020	57	15.08	865	4.38%	(12.56)%
Invesco V.I. Global Strategic Income Fund
2024	440	31.75	13,928	3.12%	3.16%
2023	431	30.78	13,227	0.00%	8.88%
2022	446	28.27	12,609	0.00%	(11.46)%
2021	444	31.93	14,155	4.93%	(3.41)%
2020	408	33.06	13,486	5.60%	3.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Government Securities Fund, Series II
2024	419		$11.88	$4,967	2.37%	1.47%
2023	406		11.71	4,752	1.81%	4.46%
2022	427		11.21	4,766	1.73%	(10.58)%
2021	430		12.54	5,353	2.31%	(2.43)%
2020	386		12.85	4,954	2.18%	5.97%
Invesco V.I. Growth and Income Fund, Series I
2024	857		63.91	54,617	1.47%	16.00%
2023	911		55.10	50,136	1.63%	12.66%
2022	941		48.91	46,028	1.60%	(5.75)%
2021	1,006		51.89	52,109	1.59%	28.51%
2020	1,086		40.38	43,720	2.02%	2.09%
Invesco V.I. Main Street Fund, Series I
2024	166		80.82	13,372	0.00%	23.64%
2023	179		65.37	11,679	0.84%	23.22%
2022	191		53.05	10,123	1.39%	(20.13)%
2021	197		66.42	13,102	0.72%	27.57%
2020	208		52.07	10,661	1.38%	13.94%
Invesco V.I. S&P 500 Buffer Fund, December Series I
2024	0	*	12.82	3	0.00%	1.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. S&P 500 Buffer Fund, June Series I
2024	8		$12.95	$108	0.00%	14.03%
2023	5		11.35	58	0.00%	6.73%
Invesco V.I. S&P 500 Buffer Fund, March Series I
2024	0	*	12.70	4	0.00%	12.55%
Invesco V.I. S&P 500 Buffer Fund, September Series I
2024	2		12.54	30	0.00%	7.09%
Invesco V.I. Small Cap Equity Fund, Series II
2024	120		30.08	3,608	0.00%	17.85%
2023	124		25.52	3,152	0.00%	16.26%
2022	118		21.95	2,590	0.00%	(20.73)%
2021	110		27.69	3,052	0.00%	20.09%
2020	122		23.06	2,813	0.02%	26.87%
Invesco V.I. U.S. Government Money Portfolio, Series I
2024	6,088		1.81	11,000	4.53%	4.63%
2023	5,635		1.73	9,723	4.45%	4.54%
2022	5,878		1.65	9,711	1.26%	1.26%
2021	6,332		1.63	10,286	0.01%	0.00%
2020	5,931		1.63	9,677	0.20%	0.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2024	0	*	$19.26	$4	0.00%	21.32%
Lord Abbett Series Fund Bond Debenture Portfolio
2024	1,280		37.09	47,448	6.04%	6.72%
2023	1,126		34.76	39,112	5.44%	6.55%
2022	1,039		32.62	33,874	4.52%	(12.80)%
2021	971		37.41	36,107	3.26%	3.28%
2020	849		36.22	30,705	3.77%	7.30%
Lord Abbett Series Fund Fundamental Equity Portfolio
2024	307		41.15	12,630	0.73%	16.65%
2023	321		35.28	11,330	0.60%	14.63%
2022	327		30.77	10,070	1.03%	(11.98)%
2021	333		34.96	11,612	0.86%	27.31%
2020	346		27.46	9,505	1.18%	1.77%
Lord Abbett Series Fund Growth and Income Portfolio
2024	419		49.17	20,507	0.86%	20.60%
2023	460		40.77	18,689	0.96%	13.19%
2022	487		36.02	17,510	1.24%	(9.44)%
2021	518		39.77	20,570	1.08%	29.02%
2020	553		30.83	17,026	1.55%	2.70%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Lord Abbett Series Fund Growth Opportunities Portfolio
2024	78	$73.55	$5,719	0.00%	30.61%
2023	82	56.32	4,600	0.00%	10.67%
2022	82	50.89	4,152	0.00%	(32.53)%
2021	77	75.42	5,770	0.00%	6.46%
2020	80	70.85	5,677	0.00%	39.38%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2024	317	85.27	27,008	0.61%	22.14%
2023	290	69.82	20,207	0.87%	16.33%
2022	270	60.02	16,219	0.85%	(13.55)%
2021	247	69.42	17,149	0.75%	25.62%
2020	239	55.26	13,213	0.92%	15.42%
Lord Abbett Series Fund Mid Cap Stock Portfolio
2024	428	47.85	20,470	0.46%	14.90%
2023	453	41.64	18,870	0.47%	15.42%
2022	481	36.08	17,344	0.77%	(11.21)%
2021	510	40.64	20,717	0.60%	28.70%
2020	550	31.58	17,356	1.00%	2.50%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

MFS Emerging Markets Equity Portfolio, Service Class
2024	55	$12.17	$665	2.22%	11.31%
2023	57	10.93	618	1.18%	10.71%
2022	60	9.87	588	3.77%	(19.94)%
2021	54	12.33	671	0.27%	(7.02)%
2020	53	13.27	709	2.67%	10.33%
MFS Growth Series, Initial Class
2024	182	143.04	25,991	0.00%	31.47%
2023	199	108.80	21,630	0.00%	35.86%
2022	212	80.08	16,962	0.00%	(31.63)%
2021	205	117.14	23,972	0.00%	23.53%
2020	216	94.82	20,435	0.00%	31.86%
MFS International Intrinsic Value Portfolio, Service Class
2024	289	27.65	7,986	1.15%	6.97%
2023	296	25.85	7,647	0.47%	17.37%
2022	314	22.02	6,914	0.47%	(23.75)%
2021	292	28.88	8,424	0.14%	10.28%
2020	298	26.19	7,799	0.74%	20.21%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

MFS Investors Trust Series, Initial Class
2024	159	$83.58	$13,232	0.69%	19.52%
2023	175	69.93	12,205	0.72%	18.98%
2022	192	58.78	11,141	0.64%	(16.49)%
2021	203	70.38	13,994	0.64%	26.81%
2020	220	55.50	12,020	0.58%	13.87%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2024	192	34.40	6,602	0.35%	16.27%
2023	204	29.58	6,036	0.29%	24.01%
2022	215	23.86	5,128	0.10%	(19.26)%
2021	223	29.55	6,588	0.24%	25.97%
2020	241	23.45	5,657	0.42%	22.53%
MFS New Discovery Series, Initial Class
2024	95	90.32	8,612	0.00%	6.72%
2023	101	84.63	8,509	0.00%	14.41%
2022	103	73.97	7,579	0.00%	(29.76)%
2021	95	105.31	9,960	0.00%	1.80%
2020	103	103.45	10,625	0.00%	45.89%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

MFS Research Series, Initial Class
2024	151	$91.81	$13,897	0.60%	18.87%
2023	163	77.23	12,509	0.51%	22.42%
2022	175	63.09	11,057	0.46%	(17.21)%
2021	182	76.21	13,760	0.55%	24.80%
2020	193	61.06	11,774	0.66%	16.59%
MFS Total Return Bond Series, Service Class
2024	1,088	15.08	16,401	4.13%	2.33%
2023	1,044	14.73	15,335	3.00%	7.13%
2022	1,036	13.75	14,241	2.46%	(14.18)%
2021	1,027	16.02	16,425	5.14%	(1.07)%
2020	941	16.20	15,227	3.19%	8.17%
MFS Total Return Series, Initial Class
2024	348	61.32	21,287	2.47%	7.75%
2023	369	56.91	20,977	2.06%	10.44%
2022	383	51.53	19,725	1.65%	(9.58)%
2021	401	56.99	22,821	1.84%	14.12%
2020	417	49.94	20,821	2.15%	9.81%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

MFS Utilities Series, Initial Class
2024	69	$82.02	$5,626	2.33%	11.66%
2023	72	73.45	5,259	3.55%	(2.11)%
2022	73	75.04	5,447	2.31%	0.76%
2021	80	74.47	5,943	1.74%	14.09%
2020	79	65.27	5,179	2.31%	5.90%
MFS Value Series, Service Class
2024	481	44.77	21,533	1.45%	11.35%
2023	498	40.20	19,973	1.42%	7.63%
2022	508	37.35	18,962	1.10%	(6.14)%
2021	539	39.80	21,383	1.18%	25.16%
2020	559	31.80	17,775	1.23%	3.22%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-	-	-	2.20%	8.85%
2023	44	14.40	635	1.95%	10.47%
2022	43	13.03	554	4.30%	(26.20)%
2021	45	17.66	749	2.37%	23.83%
2020	42	14.26	606	3.73%	(14.85)%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

PIMCO All Asset Portfolio
2024	24	$16.51	$390	6.33%	3.57%
2023	24	15.94	377	2.62%	8.02%
2022	11	14.76	161	7.32%	(11.87)%
2021	11	16.74	190	11.27%	16.04%
2020	13	14.43	194	4.56%	7.91%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
2024	993	10.77	10,693	3.80%	5.62%
2023	580	10.20	5,918	2.76%	9.18%
2022	342	9.34	3,196	1.69%	(10.02)%
2021	133	10.38	1,377	0.96%	(1.81)%
2020	3	10.57	32	7.94%	5.71%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	83	13.91	1,157	2.64%	(6.10)%
2023	65	14.81	958	2.28%	3.88%
2022	49	14.26	698	1.83%	(28.95)%
2021	44	20.07	879	1.18%	(4.88)%
2020	37	21.10	777	1.66%	17.27%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

PIMCO Low Duration Portfolio, Advisor Class
2024	179	$12.83	$2,292	3.89%	4.39%
2023	178	12.29	2,186	3.50%	4.87%
2022	181	11.72	2,123	1.58%	(5.84)%
2021	179	12.45	2,231	0.44%	(1.03)%
2020	166	12.58	2,085	1.10%	2.89%
PIMCO Real Return Portfolio, Advisor Class
2024	875	15.21	13,299	2.51%	2.03%
2023	806	14.91	12,017	2.90%	3.57%
2022	775	14.39	11,151	6.77%	(11.99)%
2021	776	16.35	12,661	4.96%	5.48%
2020	691	15.50	10,706	1.29%	11.60%
PIMCO Real Return Portfolio, Institutional Class
2024	-	-	-	10.00%	1.47%
2023	5	10.27	55	0.97%	2.25%
PIMCO Short-Term Portfolio, Advisor Class
2024	219	13.40	2,937	4.91%	5.95%
2023	205	12.64	2,590	4.37%	5.80%
2022	205	11.95	2,448	1.50%	(0.25)%
2021	204	11.98	2,446	1.01%	(0.16)%
2020	180	12.00	2,159	1.16%	2.14%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

PIMCO Short-Term Portfolio, Institutional Class
2024	107	$11.61	$1,245	5.14%	6.21%
2023	80	10.93	876	4.66%	6.06%
2022	51	10.31	683	1.98%	(0.00)%
2021	29	10.31	297	0.47%	0.09%
2020	1	10.30	7	0.78%	2.40%
PIMCO Total Return Portfolio, Advisor Class
2024	2,258	14.44	32,602	3.94%	2.43%
2023	2,115	14.10	29,793	3.47%	5.83%
2022	2,038	13.32	27,132	2.45%	(14.39)%
2021	1,994	15.56	30,989	1.75%	(1.37)%
2020	1,758	15.78	27,734	2.00%	8.54%
PIMCO Total Return Portfolio, Institutional Class
2024	789	10.09	7,962	4.20%	2.69%
2023	570	9.82	5,601	3.72%	6.09%
2022	391	9.26	3,617	2.87%	(14.17)%
2021	216	10.79	2,332	1.29%	(1.12)%
2020	11	10.91	115	1.60%	8.81%
Putnam VT Sustainable Leaders Fund, Class IA
2024	8	14.94	118	0.31%	23.33%
2023	4	12.12	52	0.00%	9.16%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Royce Capital Fund Micro Cap Portfolio, Service Class
2024	43	$29.78	$1,269	0.00%	13.28%
2023	44	26.29	1,163	0.00%	18.56%
2022	45	22.17	1,007	0.00%	(22.65)%
2021	40	28.67	1,133	0.00%	29.52%
2020	47	22.13	1,046	0.00%	23.55%
Royce Capital Fund Small Cap Portfolio
2024	107	15.36	1,637	1.41%	3.40%
2023	78	14.85	1,155	1.03%	25.93%
2022	60	11.79	704	0.53%	(9.20)%
2021	26	12.99	337	2.13%	28.82%
2020	5	10.08	47	1.49%	(7.15)%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	384	31.40	12,042	1.01%	3.26%
2023	386	30.41	11,727	0.70%	25.53%
2022	397	24.23	9,620	0.07%	(9.41)%
2021	395	26.75	10,549	1.26%	28.45%
2020	426	20.82	8,878	0.77%	(7.33)%
Schwab S&P 500 Index Fund
2024	59	15.20	899	2.03%	24.95%
2023	7	12.17	87	0.00%	7.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Templeton Developing Markets VIP Fund
2024	39	$11.85	$462	4.27%	7.98%
2023	33	10.97	367	2.32%	12.77%
2022	28	9.73	268	3.45%	(21.70)%
2021	7	12.43	91	0.66%	(5.51)%
2020	2	13.15	23	4.90%	17.39%
Templeton Developing Markets VIP Fund, Class 2
2024	128	13.43	1,723	3.89%	7.67%
2023	126	12.47	1,567	2.09%	12.62%
2022	126	11.07	1,391	2.35%	(21.98)%
2021	112	14.19	1,595	0.88%	(5.74)%
2020	100	15.06	1,508	3.65%	17.18%
Templeton Foreign VIP Fund, Class 2
2024	623	16.99	10,581	2.42%	(1.00)%
2023	623	17.17	10,690	3.19%	20.76%
2022	670	14.22	9,517	2.93%	(7.61)%
2021	681	15.39	10,440	1.89%	4.16%
2020	664	14.77	9,795	2.98%	(1.16)%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Templeton Global Bond VIP Fund, Class 2
2024	802	$14.94	$11,978	0.00%	(11.37)%
2023	723	16.86	12,181	0.00%	2.88%
2022	709	16.38	11,612	0.00%	(4.95)%
2021	732	17.24	12,527	0.00%	(4.99)%
2020	653	18.14	11,844	7.99%	(5.28)%
Templeton Growth VIP Fund, Class 2
2024	841	20.50	17,212	0.93%	5.40%
2023	884	19.45	17,170	3.30%	21.01%
2022	930	16.07	14,946	0.15%	(11.50)%
2021	937	18.16	17,017	1.12%	4.87%
2020	934	17.31	16,174	2.62%	5.80%
TOPS Aggressive Growth ETF Portfolio, Class 1
2024	133	16.20	2,161	1.60%	12.21%
2023	70	14.43	1,012	1.62%	17.77%
2022	35	12.26	430	1.79%	(15.74)%
2021	14	14.55	209	0.78%	19.66%
2020	2	12.16	22	1.98%	12.92%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

TOPS Aggressive Growth ETF Portfolio, Class 2
2024	7	$18.48	$134	1.25%	11.99%
2023	7	16.50	118	1.13%	17.37%
2022	7	14.06	97	0.98%	(15.88)%
2021	9	16.71	149	0.61%	19.31%
2020	8	14.00	108	1.31%	12.68%
TOPS Balanced ETF Portfolio, Class 2
2024	5	14.52	76	2.07%	6.86%
2023	5	13.59	70	1.75%	11.39%
2022	8	12.20	97	1.50%	(11.15)%
2021	8	13.73	110	0.92%	9.62%
2020	8	12.52	94	1.38%	8.40%
TOPS Conservative ETF Portfolio, Class 1
2024	43	12.50	534	2.74%	6.22%
2023	34	11.77	396	2.14%	9.48%
2022	16	10.75	180	2.03%	(8.60)%
2021	14	11.76	169	1.82%	6.74%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

TOPS Conservative ETF Portfolio, Class 2
2024	3	$13.51	$35	2.44%	6.00%
2023	3	12.75	32	1.35%	9.19%
2022	2	11.67	28	1.69%	(8.85)%
2021	3	12.81	33	1.19%	6.45%
2020	2	12.03	30	1.61%	7.04%
TOPS Growth ETF Portfolio, Class 1
2024	567	15.43	8,745	1.67%	11.09%
2023	420	13.89	5,828	1.75%	16.41%
2022	259	11.93	3,085	2.23%	(14.55)%
2021	61	13.96	854	0.94%	16.89%
2020	17	11.94	200	1.54%	11.92%
TOPS Growth ETF Portfolio, Class 2
2024	175	17.41	3,048	1.39%	10.79%
2023	166	15.72	2,614	1.34%	16.09%
2022	157	13.54	2,131	1.36%	(14.70)%
2021	145	15.87	2,298	0.82%	16.52%
2020	132	13.62	1,795	1.54%	11.67%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

TOPS Moderate Growth ETF Portfolio, Class 1
2024	637	$14.31	$9,124	2.17%	8.99%
2023	468	13.13	6,149	2.32%	13.81%
2022	270	11.54	3,121	2.07%	(12.66)%
2021	103	13.21	1,361	1.31%	13.12%
2020	10	11.68	122	2.69%	10.83%
TOPS Moderate Growth ETF Portfolio, Class 2
2024	23	15.97	366	1.96%	8.84%
2023	21	14.67	313	1.86%	13.47%
2022	19	12.93	252	1.53%	(12.90)%
2021	17	14.85	257	1.05%	12.82%
2020	15	13.16	199	1.32%	10.60%
Vanguard VIF Capital Growth Portfolio
2024	1,808	19.21	34,741	0.99%	13.41%
2023	1,288	16.94	21,807	0.91%	27.98%
2022	787	13.24	10,417	0.59%	(15.48)%
2021	274	15.66	4,281	0.23%	20.99%
2020	32	12.94	411	0.77%	16.87%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Conservative Allocation Portfolio
2024	18	$11.84	$209	2.65%	7.49%
2023	5	11.02	55	0.00%	5.21%
Vanguard VIF Equity Income Portfolio
2024	300	16.98	5,101	2.62%	15.12%
2023	222	14.75	3,280	2.37%	8.10%
2022	149	13.65	2,034	2.33%	(0.66)%
2021	59	13.74	793	0.39%	25.23%
2020	3	10.97	31	1.33%	2.44%
Vanguard VIF Equity Index Portfolio
2024	8	28.00	218	0.40%	13.20%
2023	2	22.43	47	1.59%	26.11%
2022	3	17.79	56	1.19%	(18.23)%
2021	2	21.75	52	0.95%	28.30%
2020	1	16.95	23	1.25%	17.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Growth Portfolio
2024	0	*	$17.80	$5	0.81%	33.14%
2023	2		13.37	31	0.00%	9.65%
Vanguard VIF International Portfolio
2024	238		14.92	3,556	1.06%	9.01%
2023	142		13.69	1,945	1.37%	14.65%
2022	95		11.94	1,271	1.05%	(30.12)%
2021	55		17.08	933	0.07%	(1.98)%
2020	2		17.43	38	0.04%	56.98%
Vanguard VIF Mid-Cap Index Portfolio
2024	4		20.81	79	1.31%	15.08%
2023	3		18.09	63	1.38%	15.83%
2022	3		15.62	52	1.04%	(18.82)%
2021	3		19.24	51	0.98%	23.70%
2020	2		15.55	36	1.06%	16.78%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Real Estate Index Portfolio
2024	82	$14.30	$1,175	2.87%	4.74%
2023	57	13.66	772	2.27%	11.70%
2022	42	12.23	514	1.66%	(26.30)%
2021	28	16.59	462	1.04%	40.00%
2020	9	11.85	112	1.61%	(5.09)%
Vanguard VIF Short-Term Investment-Grade Portfolio
2024	2,687	11.07	29,752	3.18%	4.89%
2023	1,776	10.56	18,741	1.79%	6.16%
2022	1,014	9.94	10,083	1.14%	(5.72)%
2021	351	10.55	3,694	0.46%	(0.52)%
2020	31	10.60	328	1.40%	5.43%
Vanguard VIF Total Bond Market Index Portfolio
2024	226	10.86	2,458	2.13%	0.77%
2023	68	10.73	727	2.41%	5.58%
2022	58	10.16	586	1.92%	(13.21)%
2021	46	11.71	544	2.00%	(1.81)%
2020	35	11.93	417	2.24%	7.54%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Total Stock Market Index Portfolio
2024	114	$26.64	$3,044	1.15%	23.71%
2023	79	21.53	1,700	1.06%	25.95%
2022	61	17.10	1,037	1.03%	(19.59)%
2021	29	21.26	612	1.16%	25.21%
2020	19	16.98	330	1.33%	19.91%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.